Deutsche Asset Management
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                                                          Mutual Fund
                                                              Semi-Annual Report
                                                                   June 30, 2000

                                                                   Premier Class

Small Cap Index

Formerly Small Cap Index Institutional Class Shares


A Member of the
Deutsche Bank Group
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

Small Cap Index -- Premier Class
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TABLE OF CONTENTS

              SMALL CAP INDEX -- PREMIER CLASS
                 Statement of Assets and Liabilities ...............   6
                 Statement of Operations ...........................   7
                 Statements of Changes in Net Assets ...............   8
                 Financial Highlights ..............................   9
                 Notes to Financial Statements .....................  10

              SMALL CAP INDEX PORTFOLIO
                Schedule of Portfolio Investments ..................  12
                Statement of Assets and Liabilities ................  31
                Statement of Operations ............................  32
                Statements of Changes in Net Assets ................  33
                Financial Highlights ...............................  34
                Notes to Financial Statements ......................  35



                              -------------------
                  The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank. The Fund is subject to investment risks,
                  including   possible  loss  of  principal   amount
                  invested.
                              -------------------

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                                        2

Small Cap Index -- Premier Class
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

We are pleased to present you with this semi-annual report for Small Cap Index -- Premier Class (the "Fund"), providing a review of the markets, the Portfolio, and our outlook as well as a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

With the acquisition of Bankers Trust by Deutsche Bank, the name of your Fund has changed to Small Cap Index -- Premier Class. However, the Fund's investment objectives, policies and strategies, as well as its portfolio manager, remain the same.

MARKET ACTIVITY
CONTINUING THE TREND FROM 1999, THE SMALL CAP EQUITY MARKET OUTPERFORMED ITS LARGE CAP BRETHREN FOR THE SIX MONTHS ENDED JUNE 30, 2000, AS INVESTORS CONTINUED TO SEEK THE LOWER VALUATIONS OF SMALL CAP STOCKS.
o Still, with a semi-annual return of 3.04% for the Russell 2000 Index, the small cap equity market, like the broader equity markets, struggled, weighed down at first by fears of economic overheating and higher interest rates and then by concerns about profit growth in a slowing economic environment.
o Also like the broader equity markets, the small cap equity market remained extremely narrow throughout.
o On a sector basis, only four sectors bettered theRussell 2000 Index's semi-annual return -- energy, healthcare, technology and capital goods. Energy was the best performing sector during the six months.
o The dominant theme within the small cap sector was "volatility and reversal," due primarily to wide swings in investor sentiment since year end 1999.

DURING THE FIRST QUARTER, THE RUSSELL 2000 INDEX LEAPT AHEAD BY OVER 7%, BUT VOLATILITY WAS HIGH.
o Small cap stocks were down a bit in January, dramatically rallied back in February, and dropped again in March.
o Top performing sectors for the quarter included energy, technology and producer durables. Weaker sectors included consumer discretionary, consumer staples, and autos and transportation.

THE RUSSELL 2000 INDEX POSTED A -3.78% DECLINE FOR THE SECOND QUARTER OF 2000, AS VIRTUALLY ALL MAJOR US EQUITY INDICES WERE DOWN DRAMATICALLY DUE TO BOTH THE NASDAQ COMPOSITE CORRECTION THAT BEGAN IN MARCH AND CARRIED INTO APRIL AND THE MORE AGGRESSIVE INTEREST RATE HIKE BY THE FEDERAL RESERVE BOARD IN MAY.
o Volatility continued, as the small cap equity market slid in April and May. Fears of a pick-up in inflation, a shift in investor sentiment regarding "New Economy" vs. "Old Economy" stocks, and the near-certain prospect of

INVESTMENT REVIEW

                                             CUMULATIVE TOTAL RETURNS              AVERAGE ANNUAL TOTAL RETURNS

   Periods ended                         Past 6      Past 1        Since      Past 1       Past 3         Since
   June 30, 2000                         months        year    inception        year        years     inception

 Small Cap Index 1 --
   Premier Class
   (inception 7/10/96)                  1.12%       13.67%      61.40%       13.67%      10.04%        12.81%
---------------------------------------------------------------------------------------------------------------
 Russell 2000 Index 2                   3.04%       14.32%      81.43%       14.32%      10.57%        16.18%
---------------------------------------------------------------------------------------------------------------
 Lipper Small Cap Core Average 3        9.20%       27.14%      80.45%       27.14%      12.84%        15.74%
---------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance figures assume the reinvestment of dividend and capital gain distributions. During the period the Fund waived certain fees and expenses. Had these fees and expenses not been waived, the Fund's return would have been lower. There is no guarantee that the Fund will be able to mirror the Russell 2000 Index closely enough to track its performance.
2 "Russell 2000(R)" is a trademark of the Frank Russell Company and has been licensed for use by theFund's investmentadvisor.The Russell 2000 Index is an unmanaged index which tracks the common stock price movement of 2000 of the smallest companies in theRussell 3000 Index which tracks the performance of the 3000 largest U.S. companies based on total market capitalization. Index returns do not reflect expenses, which have been deducted from the Fund's return.
3 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated. These figures do not reflect sales charges.

--------------------------------------------------------------------------------

Small Cap Index -- Premier Class
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

  TEN LARGEST STOCK HOLDINGS
  (percentages are based on market value of total investments in the Portfolio)

  Digital Island, Inc. ...........................  .32%
  ADC Telecommunications,Inc. ....................  .25
  Plantronics, Inc. ..............................  .21
  Coherent, Inc. .................................  .21
  Plexus Corp. ...................................  .21
  MGC Communications, Inc. .......................  .20
  Sanmina Corp. ..................................  .19
  Informatica Corp. ..............................  .19
  Varian Semiconductor Equipment .................  .19
  Inhale Therapeutic Systems .....................  .18

  higher interest rates followed by a gradual slowdown in economic growth caused a decline in all capitalization segments of the equity market.
o The small cap equity market rallied impressively back in June as evidence of the effects of interest rate increases led to optimism that the Federal Reserve Board could engineer a "soft landing" for the U.S. economy. Also, earnings growth estimates remained strong.
o Top performing sectors for the quarter included health care, energy, and consumer staples. Utilities, technology, and integrated oils were the weakest sectors. For the quarter, small cap stocks slightly underperformed large cap stocks.

MANAGER OUTLOOK
Going forward, we continue to view the most likely outcome for the U.S. economy to be a "soft landing." That is, we still expect that a combination of higher interest rates relative to a year ago, moderating equity markets, and higher oil prices may bring demand more in line with the economy's supply potential by late 2000/early 2001, thus keeping inflation pressures from becoming too entrenched. Though encouraged by recent hints of cooling demand, we remain unconvinced that a sufficient, long-lasting economic slowdown will occur without some further tightening by the Federal Reserve Board after a few months' pause and a longer period of consolidation in the equity markets. Moreover, while higher oil prices should help slow demand by cutting into consumer purchasing power, they might also feed into underlying inflation by boosting wage demands. Even if the economy slows gracefully, the backdrop of slower profit growth and

  PORTFOLIO DIVERSIFICATION
  By Sector as of June 30, 2000
  (percentages are based on market value of total investments in the Portfolio)

  Technology ...................................  20%
  Financial Services ...........................  18
  Consumer Discretionary .......................  16
  Healthcare ...................................  12
  Producer Durables ............................   9
  Materials andProcessing ......................   8
  Utilities ....................................   7
  Other Energy .................................   3
  Autos and Transportation .....................   3
  Consumer Staples .............................   2
  Other ........................................   2

higher inflation will likely be less favorable for equities than the fundamentals we've seen for the last few years. While it is likely we will continue to see high volatility within the small cap equity sector, we believe profit growth remains strong and relative valuations in small cap stocks continue to be attractive.

It is important to reiterate that as an index fund, seeking to replicate as closely as possible (before deduction of expenses) the broad diversification and returns of the Russell 2000 Index, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the equity markets or the economy in general. Still, we will continue monitoring economic conditions and how they affect the financial markets, as we seek to closely track the performance of the small cap stock market.

As always, we appreciate your ongoing support of the Small Cap Index -- Premier Class and look forward to continuing to serve your investment needs for many years ahead.

                         /S/ SIGNATURE JAMES CREIGHTON
                                 James Creighton
                   Chief Investment Officer -- Global Indexing
                            SMALL CAP INDEX PORTFOLIO
                                  June 30, 2000

--------------------------------------------------------------------------------

Small Cap Index -- Premier Class
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON

                                 [GRAPH OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

SMALL CAP INDEX -- PREMIER CLASS AND THE RUSSELL 2000 INDEX
GROWTH OF A $10,000 INVESTMENT (SINCE JULY 10, 1996)

              Small Cap Index -- Premier Class     Russell 2000 Index
July-96                  10,000                          10,000
Dec-96                   11,523                          11,566
June-97                  12,750                          12,746
Dec-97                   13,465                          13,451
June-98                  14,034                          14,113
Dec-98                   13,115                          13,108
June-99                  14,199                          14,324
Dec-99                   15,961                          15,893
June-00                  16,140                          18,143


         Average Annual Total Return for the Periods Ended June 30, 2000
                     One Year 13.67%, Since 7/10/96 1 12.81%

--------------------------------------------------------------------------------
1 The Fund's inception date.
PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance figures assume the reinvestment of dividend and capital gain distributions. During the period the Fund waived certain fees and expenses.
The Russell 2000 Index is an unmanaged index which tracks the common stock price movement of 2000 of the smallest companies in theRussell 3000 Index which tracks the performance of the 3000 largest U.S. companies based on total market capitalization.

--------------------------------------------------------------------------------

Small Cap Index -- Premier Class
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

                                                                   JUNE 30, 2000

ASSETS
   Investment in Small Cap Index Portfolio, at Value ...........     $38,312,310
   Prepaid Expenses and Deferred Charges .......................          39,719
   Due from Bankers Trust ......................................             638
                                                                     -----------
Total Assets ...................................................      38,352,667
                                                                     -----------
LIABILITIES
   Accrued Expenses ............................................          23,598
                                                                     -----------
Total Liabilities ..............................................          23,598
                                                                     -----------
NET ASSETS .....................................................     $38,329,069
                                                                     ===========
COMPOSITION OF NET ASSETS
   Paid-in Capital .............................................     $13,108,926
   Undistributed Net InvestmentIncome ..........................         542,246
   Accumulated Net Realized Gain from Investment
      and Futures Transactions .................................      15,969,449
   Net Unrealized Appreciation on Investments
      and Futures Contracts ....................................       8,708,448
                                                                     -----------
NET ASSETS .....................................................     $38,329,069
                                                                     ===========
SHARES OUTSTANDING ($0.001 par value per share,
   unlimited number of shares
   of beneficial interest authorized) ..........................       3,188,358
                                                                     ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding)                        $     12.02
                                                                     ===========

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Small Cap Index -- Premier Class
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (Unaudited)

                                                                   FOR THE SIX
                                                                   MONTHS ENDED
                                                                   JUNE 30, 2000
INVESTMENT INCOME
   Income Allocated from Small Cap Index Portfolio, net ......     $    617,404
                                                                   ------------
EXPENSES
   Administration and Services Fees ..........................          103,068
   Registration Fees .........................................           14,915
   Printing and Shareholder Report Fees ......................            8,787
   Professional Fees .........................................            6,843
   Trustees Fees .............................................            1,984
   Miscellaneous .............................................            2,657
                                                                   ------------
Total Expenses ...............................................          138,254
Less: Fee Waivers or Expense Reimbursements ..................          (63,096)
                                                                   ------------
Net Expenses .................................................           75,158
                                                                   ------------
NET INVESTMENT INCOME ........................................          542,246
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   AND FUTURES CONTRACTS
   Net Realized Gain from Investment Transactions ............       20,114,408
   Net Realized Gain from Futures Transactions ...............           40,114
   Net Change in Unrealized Appreciation/Depreciation
     on Investments and Futures Contracts ....................      (15,404,059)
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   AND FUTURES CONTRACTS .....................................        4,750,463
                                                                   ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...................     $  5,292,709
                                                                   ============

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Small Cap Index -- Premier Class
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                  FOR THE SIX        FOR THE
                                                                 MONTHS ENDED       YEAR ENDED
                                                                   JUNE 30,        DECEMBER 31,
                                                                     2000 1            1999

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income .....................................   $     542,246    $   1,804,528
   Net Realized Gain (Loss) from Investment and Futures
     Transactions ............................................      20,154,522       (4,822,585)
   Net Change in Unrealized Appreciation/Depreciation on
     Investments and Futures Contracts .......................     (15,404,059)      24,662,191
                                                                 -------------    -------------
   Net Increase in Net Assets from Operations ................       5,292,709       21,644,134
                                                                 -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income .....................................              --       (1,762,816)
                                                                 -------------    -------------
Total Distributions ..........................................              --       (1,762,816)
                                                                 -------------    -------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Proceeds fromSales of Shares ..............................      33,082,403      204,927,300
   Dividend Reinvestments ....................................              --        1,762,743
   Cost of Shares Redeemed ...................................    (143,434,484)    (198,658,396)
                                                                 -------------    -------------
Net Increase (Decrease) from Capital Transactions in Shares of
   Beneficial Interest .......................................    (110,352,081)       8,031,647
                                                                 -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ......................    (105,059,372)      27,912,965
NET ASSETS
   Beginning of Period .......................................     143,388,441      115,475,476
                                                                 -------------    -------------
   End of Period .............................................   $  38,329,069    $ 143,388,441
                                                                 =============    =============

--------------------------------------------------------------------------------
1 Unaudited.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Small Cap Index -- Premier Class
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the periods indicated for Small Cap Index -- Premier Class.

 PREMIER CLASS5                                  FOR THE                                         FOR THE PERIOD
                                               SIX MONTHS                                        JULY 10, 1996 1
                                                  ENDED          FOR THE YEARS ENDED DEC. 31,      TO DEC. 31,
                                             JUNE 30, 2000 4     1999        1998         1997         1996
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD .........   $11.64        $ 9.68       $11.13       $10.90       $10.00
                                                 ------        ------       ------       ------       ------
INCOME FROMINVESTMENT OPERATIONS
   Net Investment Income .....................     0.17          0.15         0.06         0.23         0.04
   Net Realized and Unrealized Gain
      (Loss) on Investments and Futures
      Contracts ..............................     0.21          1.96        (0.41)        2.21         0.90
                                                 ------        ------       ------       ------       ------
Total from Investment Operations .............     0.38          2.11        (0.35)        2.44         0.94
                                                 ======        ======       ======       ======       ======
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income .....................       --         (0.15)       (0.08)       (0.21)       (0.04)
   Net Realized Gain from Investment and
     Futures Transactions ....................       --            --        (1.02)       (2.00)       (0.00)2
                                                 ------        ------       ------       ------       ------
Total Distributions ..........................       --         (0.15)       (1.10)       (2.21)       (0.04)
                                                 ------        ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD ...............   $12.02        $11.64       $ 9.68       $11.13       $10.90
                                                 ======        ======       ======       ======       ======
TOTAL INVESTMENT RETURN ......................     1.12%        21.70%       (2.60)%      23.00%        9.47%
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Period
     (000s omitted) ..........................  $38,329      $143,388     $115,475      $38,312      $61,558
   Ratios to Average Net Assets:
     Net Investment Income ...................     1.07%3        1.31%        1.32%        1.35%        1.71%3
     Expenses After Waivers, Including
        Expenses of the Small Cap Index
        Portfolio ............................     0.25%3        0.25%        0.25%        0.25%        0.25%3
     Expenses Before Waivers, Including
        Expenses of the Small Cap Index
        Portfolio ............................     0.51%3        0.48%        0.57%        0.57%        0.87%3

--------------------------------------------------------------------------------
1 The Fund's inception date.
2 Less than $0.01.
3 Annualized.
4 Unaudited.
5 On April 30, 2000, the Institutional Shares was renamed the Premier Class.

See Notes to Financial Statements.
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                                        9

Small Cap Index -- Premier Class
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
BT Advisor Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on July 24, 1995, as a business trust under the laws of the Commonwealth of Massachusetts. Small Cap Index -- Premier Class (the "Fund") is one of the Funds offered to investors by the Trust.

The Fund offers one class of shares to investors, the Premier Class. The Premier Class began operations and offering shares of beneficial interest on July 10, 1996. The Fund invests substantially all of its assets in the Small Cap Index Portfolio, a part of BT Investment Portfolios (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The value of the Fund's investment in the Portfolio reflects its proportionate interest in the net assets of the Portfolio, which was approximately 87% at June 30, 2000.

The financial statements of the Portfolio, including a list of assets held, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

B. VALUATION OF SECURITIES
Valuation of securities by the Portfolio is discussed in Note 1B of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

C. INVESTMENT INCOME
The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the securities transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. DISTRIBUTIONS
It is the Fund's policy to declare and distribute dividends annually to shareholders from net investment income, if any. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, are made at least annually to the extent they exceed capital loss carryforwards.

E. FEDERAL INCOME TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of differences in the characterization and allocation of certain income and capital gains distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States.

F. OTHER
The Trust accounts separately for the assets, liabilities and operations of each of its funds. Expenses directly attributable to a fund are charged to that fund, while expenses which are attributable to the Trust are allocated among the funds in the Trust.

G. ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- FEES AND TRANSACTIONS WITH AFFILIATES
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"), an indirect wholly owned subsidiary of Deutsche Bank A.G. Under this agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of 0.20% of the Fund's average daily net assets.

Bankers Trust has contractually agreed to waive its fees and reimburse expenses of the Fund through April 30, 2001, to the extent necessary, to limit all expenses to 0.15% of the average daily net assets of the Fund, excluding expenses of the Portfolio and 0.25% of the average daily net assets of the Fund, including expenses of the Portfolio.

--------------------------------------------------------------------------------

Small Cap Index -- Premier Class
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

ICC Distributors, Inc. provides distribution services to the Fund.

NOTE 3 -- SHARES OF BENEFICIAL INTEREST
At June 30, 2000, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                       PREMIER CLASS 1
                 --------------------------------------------------------------
                 FOR THE SIX MONTHS ENDED              FOR THE YEAR ENDED
                       JUNE 30, 2000                    DECEMBER 31, 1999
                 -------------------------        -----------------------------
                   SHARES        AMOUNT             SHARES            AMOUNT
                 ----------  -------------       ----------       -------------
Sold              2,515,418  $  33,082,403         20,413,169     $ 204,927,300
Reinvested               --             --            157,810         1,762,743
Redeemed        (11,649,491)  (143,434,484)       (20,181,688)     (198,658,396)
               ------------  -------------       ------------     -------------
Net Increase
 (Decrease)      (9,134,073) $(110,352,081)           389,291     $   8,031,647
               ============  =============       ============     =============

--------------------------------------------------------------------------------
1 On April 30, 2000, the Institutional Shares was renamed the Premier Class.

NOTE 4 -- CAPITAL LOSS CARRYFORWARD
At June 30, 2000, capital loss carryforward available as a reduction against future net realized capital gains consisted of $4,017,717, which will expire in 2007.

NOTE 5 -- CLASS NAME CHANGE
On April 30, 2000, the Class changed its name from BTAdvisor Small Cap Index Fund Institutional Class Shares to Small Cap Index -- Premier Class.

--------------------------------------------------------------------------------

Small Cap Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2000 (Unaudited)

   SHARES                      SECURITY                                  VALUE

               COMMON STOCK -- 96.6%
     900       24/7 Media, Inc.1 ................................    $    14,062
   1,600       3D0 Co.1 .........................................         12,416
   1,300       3DFX Interactive, Inc.1 ..........................         10,116
     566       99 Cents Only Stores 1 ...........................         22,569
   1,150       AAR Corp.1 .......................................         13,800
     800       Aaron Rents, Inc. -- Class B .....................         10,050
   3,900       Abercrombie & Fitch Co. -- Class A 1 .............         47,204
     172       Abiomed, Inc.1 ...................................          5,289
     700       ABM Industries, Inc. .............................         16,100
     600       About.com, Inc.1 .................................         18,900
     688       Acacia Research Corp.1 ...........................         16,512
     550       Accredo Health, Inc.1 ............................         19,009
   1,000       Accrue Software, Inc.1 ...........................         35,416
     600       Ackerley Group, Inc. .............................          7,050
     300       Aclara Biosciences, Inc.1 ........................         15,256
   1,961       ACNielsen Corp.1 .................................         43,142
     500       ACT Manufacturing, Inc.1 .........................         23,177
   1,100       Actel Corp.1 .....................................         50,187
     800       Active Software, Inc.1 ...........................         62,083
   1,300       Actuate Corp.1 ...................................         69,387
   1,600       ACTV, Inc.1 ......................................         23,900
     900       Acuson Corp.1 ....................................         12,150
   1,100       Adac Laboratories ................................         26,308
   1,500       Adaptive Broadband Corp.1 ........................         55,125
   1,290       ADC Telecommunications, Inc.1 ....................        108,199
     172       ADE Corp.1 .......................................          3,289
   1,300       Adelphia Business Solutions, Inc.1 ...............         30,144
     400       Adept Technology, Inc.1 ..........................         18,666
     500       Administaff, Inc.1 ...............................         31,750
   1,000       Advance Paradigm, Inc.1 ..........................         20,500
   2,200       Advanced Digital Information Corp.1 ..............         35,062
     600       Advanced Energy Industries 1 .....................         35,362
     688       Advanced Lighting Technologies, Inc.1 ............         12,728
   1,300       Advanced Radio Telecom Corp.1 ....................         19,012
   2,669       Advanced Tissue Sciences, Inc.1 ..................         21,436
     800       Advanta Corp. -- Class A ..........................         9,750
     400       Advantage Learning Systems, Inc.1 ................          6,150
   1,200       Advent Software, Inc.1 ...........................         77,400
     900       ADVO, Inc.1 ......................................         37,800
     900       Aeroflex, Inc.1 ..................................         44,719
   1,000       Affiliated Managers Group 1 ......................         45,500
   2,600       AGCO Corp. .......................................         31,850
     400       Agency.com Ltd.1 .................................          7,091
   2,900       AGL Resources, Inc. ..............................         46,219
   6,100       Agribiotech, Inc.1 ...............................            122
     400       Agribrands International, Inc.1 ..................         16,775
   2,100       Airborne Freight Corp. ...........................         39,769
   2,700       Airgas, Inc.1 ....................................         15,356
     400       Airgate Pcs 1 ....................................         20,991
     400       Airnet Communications Corp.1 .....................         10,416
   2,500       AirTran Holdings, Inc.1 ..........................         10,391
   2,850       AK Steel Holding Corp.1 ..........................         22,800

   SHARES                      SECURITY                                  VALUE

     400       Alabama National Bancorporation ..................    $     7,925
     700       Alamosa PCS Holdings, Inc. .......................         14,554
   2,200       Alaris Medical, Inc.1 ............................          3,850
   1,100       Alaska Air Group, Inc.1 ..........................         29,837
     846       Albany International Corp. .......................         12,267
     300       Albany Molecular Research 1 ......................         16,331
   1,020       Albemarle Corp. ..................................         20,145
   1,247       Alberto-Culver Co. -- Class B 1 ..................         38,111
   1,800       Alexander & Baldwin, Inc. ........................         39,712
     100       Alexander's, Inc.1 ...............................          7,325
     500       Alexandria Real Estate Equity, Inc. ..............         17,156
     430       Alexion Pharmaceuticals, Inc. ....................         30,745
   1,700       Alfa Corp. .......................................         29,750
     500       Algos Pharmaceuticals 1 ..........................          7,625
     900       Allaire Corp.1 ...................................         33,075
     206       Alleghany Corp.1 .................................         34,608
   1,200       Allen Telecommunications, Inc.1 ..................         21,225
   2,066       Alliance Pharmaceuticals Corp.1 ..................         23,242
   1,100       Alliance Semiconductor Corp.1 ....................         27,019
     447       Alliant Techsystems, Inc.1 .......................         30,145
   3,600       Allied Capital Corp. .............................         61,200
   2,152       Allied Riser Communications 1 ....................         30,397
     700       Allscripts 1 .....................................         16,041
     900       Alpharma, Inc. ...................................         56,025
   1,150       AMCOL International Corp. ........................         18,975
   1,150       AMCORE Financial, Inc. ...........................         21,059
     400       AMERCO 1 .........................................          8,000
      63       America Online, Inc.1 ............................          3,329
   1,400       America West Holdings Corp.1 .....................         23,975
     400       American Axle & Manufacturing
                 Holdings, Inc.1 ................................          5,675
     400       American -- Classic Voyages Co.1 ..................         8,250
   1,033       American Capital Strategies, Ltd.1 ...............         24,663
     800       American Eagle Outfitters, Inc.1 .................         11,133
     861       American Financial Holdings, Inc. ................         13,668
     900       American Freightways Corp.1 ......................         13,050
   2,922       American Greetings Corp. -- Class A ...............        55,518
     800       American Industrial Properties REIT ..............         10,850
     800       American Italian Pasta Co.1 ......................         16,550
     861       American National Can Group ......................         14,529
     272       American National Insurance Co. ..................         13,872
     400       American States Water Co. ........................         11,900
     900       American Superconductor Corp.1 ...................         43,425
     200       American Technical Ceramics Corp. ................          5,558
   2,927       American Telesource Int.1 ........................         18,477
     700       American Xtal Technology, Inc.1 ..................         30,275
   3,200       AmeriCredit Corp.1 ...............................         54,400
   1,500       Ameripath, Inc.1 .................................         13,312
   2,100       AmeriSource Health Corp. -- Class A 1 ..............       65,100
     641       AmerUs Life Holdings, Inc. -- Class A .............        13,221
   1,700       Ames Department Stores, Inc.1 ....................         13,175
   1,400       AMETEK, Inc. .....................................         24,500
     600       Amli Residential Properties Trust ................         14,137

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Small Cap Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2000 (Unaudited)

   SHARES                      SECURITY                                  VALUE

  1,980       Amylin Pharmaceuticals, Inc.1 ......................   $    30,071
  1,250       Anadigics, Inc.1 ...................................        42,578
    300       Analogic Corp. .....................................        12,000
  1,350       Analysts International Corp. .......................        12,572
    430       Anaren Microwave, Inc.1 ............................        56,431
  1,100       Anchor Bancorp Wisconsin, Inc. .....................        16,844
    300       Anchor Gaming 1 ....................................        14,381
  1,300       Ancor Communications, Inc.1 ........................        46,495
    300       Andover Bancorp, Inc. ..............................         8,644
    700       Anesta Corp.1 ......................................        17,412
  1,000       Anixter International, Inc.1 .......................        26,500
  1,000       Ann Taylor Stores 1 ................................        33,125
  1,700       Answerthink Consulting Group 1 .....................        28,262
    688       APAC Teleservices, Inc. ............................         7,611
    800       Apex, Inc.1 ........................................        35,000
    430       Aphton Corp.1 ......................................        11,072
  1,000       Applebee's International, Inc. .....................        30,312
  1,000       Applica, Inc. ......................................        11,312
    950       Applied Industrial Technologies, Inc. ..............        15,556
  1,860       Applied Power, Inc. ................................        62,310
    600       Applied Science & Technology, Inc.1 ................        15,475
    500       Appliedtheory Corp.1 ...............................         7,500
  1,600       AppNet, Inc.1 ......................................        57,466
  2,200       Apria Healthcare Group, Inc.1 ......................        26,950
  1,300       Aptargroup, Inc. ...................................        35,100
  1,000       Aradigm Corp.1 .....................................        17,416
    300       Arch Capital Group Ltd.1 ...........................         4,481
    900       Arch Chemicals, Inc. ...............................        19,687
  1,100       Arch Coal, Inc. ....................................         8,456
  1,550       Arch Communications Group 1   ......................        10,075
    800       Arctic Cat, Inc. ...................................         9,500
  2,736       Arden Realty Group 1 ...............................        64,296
    500       Area Bancshares Corp. ..............................        11,156
    258       Aremissoft Corp. ...................................         8,030
    800       Argonaut Group, Inc. ...............................        13,700
    900       Argosy Gaming Corp.1 ...............................        12,937
    500       Arguss Holdings, Inc.1 .............................         9,437
  1,200       Ariad Pharmaceuticals, Inc.1 .......................        15,874
    258       Arkansas Best Corp.1 ...............................         2,564
    344       Armor Holdings, Inc. ...............................         4,472
  1,202       Armstrong Holdings, Inc.1 ..........................        18,406
    800       Arnold Industries, Inc. ............................         9,650
    500       Arrow International, Inc. ..........................        16,750
  1,561       Artesyn Technologies, Inc.1 ........................        43,415
    400       ArthroCare Corp. ...................................        21,266
  1,100       Arvin Industries, Inc. .............................        19,112
    800       Ask Jeeves, Inc.1 ..................................        14,383
    200       Aspect Medical Systems, Inc.1 ......................         5,383
  1,200       Aspen Technologies, Inc.1 ..........................        46,200
    600       Astec Industries, Inc.1 ............................        15,225
  2,372       Astoria Financial Corp.1 ...........................        61,079
  1,300       Asyst Technologies, Inc.1 ..........................        44,525
    500       Atlantic Coast Airlines, Inc.1 .....................        15,875

   SHARES                      SECURITY                                  VALUE

    850       Atlas Air, Inc.1 ...................................   $    30,494
  1,000       ATMI, Inc.1 ........................................        46,500
  1,400       Atmos Energy Corp. .................................        24,500
    430       ATS Medical, Inc. ..................................         6,289
    500       Atwood Oceanics, Inc.1 .............................        22,187
    800       Audiovox Corp. Class A 1 ...........................        17,583
    800       Aurora Biosciences Corp.1 ..........................        54,483
    800       Aurora Foods Inc.1 .................................         3,200
  1,980       Avant Immunotherapeutics, Inc.1 ....................        20,914
  2,000       Avant! Corp.1 ......................................        37,469
    400       Avenue A, Inc.1 ....................................         3,491
  1,000       Avid Technology, Inc.1 .............................        12,000
    600       Avigen, Inc.1 ......................................        26,275
    900       Aviron 1 ...........................................        27,787
  1,000       Avis Rent A Car, Inc.1 .............................        18,750
  2,000       Avista Corp. .......................................        34,875
  1,600       AVT Corp.1 .........................................        11,800
    700       Aware, Inc.1 .......................................        35,787
  1,340       AXENT Technologies 1 ...............................        33,249
  1,700       Aztar Corp.1 .......................................        26,350
    688       Azurix Corp.1 ......................................         4,816
  1,280       Baan Co., N.V ......................................         3,360
    200       Bacou USA 1 ........................................         4,000
  1,300       Baldor Electric Co. ................................        24,212
    600       Baldwin & Lyons, Inc. -- Class B ...................        10,237
  1,347       Ball Corp.1 ........................................        43,357
  1,000       Bally Total Fitness Holding Corp.1 .................        25,375
    100       Bancfirst Corp. ....................................         3,150
  2,500       BancorpSouth, Inc. .................................        35,156
    500       Bandag, Inc. .......................................        12,125
    475       Bank of Granite Corp. ..............................        10,866
      1       BankAtlantic Bancorp, Inc. -- Class A ..............             4
  1,800       BankAtlantic Bancorp, Inc. -- Class B ..............        10,575
  1,700       Banks United Corp. -- Class A ......................        59,819
  1,100       Banta Corp. ........................................        20,831
  1,833       Barnes & Noble, Inc. ...............................        40,784
    700       Barnes Group, Inc. .................................        11,419
    900       Barnesandnoble.com, Inc.1 ..........................         5,878
    825       Barr Labs, Inc.1 ...................................        36,970
    500       Barra, Inc.1 .......................................        24,781
  1,200       Barrett Resources Corp.1 ...........................        36,525
    900       Basin Exploration, Inc.1 ...........................        16,087
  7,700       Battle Mountain Gold Co. -- Class A ................        16,844
  1,037       Bay View Capital Corp. .............................        10,176
  1,300       Be Free, Inc.1 .....................................        11,591
    100       Bebe Stores, Inc.1 .................................           837
    800       Bedford Property Investors, Inc. ...................        14,850
    258       Bel Fuse, Inc.1 ....................................         6,901
    400       Belco Oil & Gas Corp.1 .............................         3,400
  1,000       Belden, Inc. .......................................        25,625
    600       Bell and Howell Co.1 ...............................        14,550
    700       Benchmark Electronics, Inc.1 .......................        25,594
  4,814       Bergen Brunswig Corp. ..............................        26,477

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Small Cap Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2000 (Unaudited)

   SHARES                      SECURITY                                  VALUE

    600       Beringer Wine Estates -- Class B 1 .................   $    21,187
    800       Berry Petroleum Corp. -- Class A ...................        13,600
  5,758       Bethlehem Steel Corp.1 .............................        20,513
  4,100       Beverly Enterprises, Inc.1 .........................        11,531
  1,700       Billing Information Concepts Corp.1 ................         7,544
  1,166       Bindley Western Industries, Inc. ...................        30,826
  1,900       Bindview Development Corp.1 ........................        22,800
    400       Bio-Rad Laboratories, Inc. -- Class A 1 ............        10,000
    344       Biocryst Pharmaceuticals, Inc. .....................         9,868
    516       BioMarin Pharmaceutical, Inc.1 .....................         8,772
    600       Biomatrix, Inc.1 ...................................        13,575
    688       Biopure Corp.1 .....................................        12,943
    602       Biosite Diagnostics, Inc.1 .........................        29,009
  2,300       Biotechnology General Corp.1 .......................        30,331
    900       Black Box Corp.1 ...................................        71,255
    950       Black Hills Corp. ..................................        21,434
    861       Blackrock, Inc.1 ...................................        24,969
    600       Blanch (E.W.) Holdings, Inc. .......................        12,187
    300       Blaze Software, Inc.1 ..............................         4,062
    681       Block Drug Co., Inc. -- Class A ....................        28,815
    784       Blount International, Inc.1 ........................         6,027
    700       Bluestone Software, Inc.1 ..........................        17,923
  1,202       Blyth Industries, Inc.1 ............................        35,459
  1,700       Bob Evans Farms, Inc. ..............................        25,394
  1,400       Boca Resorts, Inc. -- Class A 1 ....................        13,825
    481       BOK Financial Corp.1 ...............................         8,448
  3,400       Borders Group, Inc.1 ...............................        52,912
    844       Borg Warner Automotive, Inc. .......................        29,645
    300       Bottomline Technologies, Inc.1 .....................        10,256
  1,800       Bowne & Co., Inc. ..................................        18,112
  1,600       Boyd Gaming Corp.1 .................................         8,900
  2,300       Boyds Collection Ltd.1 .............................        19,550
    700       Boykin Lodging Co. .................................         9,450
  1,400       Bradley Real Estate, Inc. ..........................        29,837
    900       Brady (W. H.) Co. -- Class A .......................        29,250
  1,500       Brandywine Realty Trust ............................        28,687
    200       Braun Consulting, Inc. .............................         4,208
  2,200       BRE Properties, Inc. -- Class A ....................        63,525
    500       Breakway Solutions, Inc.1 ..........................        13,458
    682       Brenton Banks, Inc. ................................         9,463
  1,016       Briggs & Stratton Corp. ............................        34,798
    500       Bright Horizons Family Solutions, Inc.1 ............        10,687
  2,400       Brightpoint, Inc.1 .................................        20,775
    700       Brio Technology, Inc.1 .............................        14,831
  1,300       Broadbase Software 1 ...............................        39,703
    600       Brookline Bancorp, Inc. ............................         6,862
    800       Brooks Automation, Inc.1 ...........................        51,150
    700       Brooktrout Technology, Inc.1 .......................        15,269
    500       Brown & Brown, Inc. ................................        26,000
  1,400       Brown (Tom), Inc.1 .................................        32,287
    800       Brown Shoe Company, Inc. ...........................        10,400
    700       Brush Wellman, Inc. ................................        10,937
    400       BSB Bancorp, Inc. ..................................         8,025

   SHARES                      SECURITY                                  VALUE

    600       Bsquare Corp.1 .....................................   $    13,412
    700       BT Financial Corp. .................................        12,075
  1,100       Buckeye Technologies, Inc.1 ........................        24,131
    300       Buckle, Inc.1 ......................................         3,525
  2,387       Buffets, Inc.1 .....................................        30,285
    720       Burlington Coat Factory
              Warehouse Corp. ....................................         7,785
  1,400       Burnham Pacific Properties, Inc. ...................         9,625
    500       Burns International Service 1 ......................         6,250
    300       Bush Boake Allen, Inc.1 ............................        13,125
    400       Bush Industries, Inc. -- Class A ...................         6,400
  1,200       C&D Technologies, Inc. .............................        67,800
  1,300       C-COR.Net Corp.1 ...................................        35,100
  1,700       C-Cube Microsystems Inc.1 ..........................        33,362
  1,250       Cable Design Technologies Corp.1 ...................        41,875
  1,800       Cabot Industrial Trust .............................        35,437
    300       Cabot Microelectronics Corp.1 ......................        13,700
  1,300       Cabot Oil & Gas Corp. -- Class A ...................        27,544
    400       CACI International, Inc. -- Class A 1 ..............         7,800
  1,500       Cadiz, Inc.1 .......................................        12,000
    300       CAIS Internet, Inc. ................................         4,219
    558       Cal Dive International, Inc.1 ......................        30,237
    400       Caldera Systems, Inc.1 .............................         5,191
  1,500       Calgon Carbon Corp. ................................        11,625
    900       Calico Commerce 1 ..................................        14,549
    600       California Amplifier, Inc.1 ........................        27,400
    500       California Water Service Group .....................        12,125
    100       Caliper Technologies Corp.1 ........................         4,592
  3,300       Callaway Golf Co. ..................................        53,831
  1,000       Cambrex Corp. ......................................        45,000
  2,300       Cambridge Technology Partners, Inc.1 ...............        20,053
  1,658       Camden Property Trust ..............................        48,704
    300       Caminus Corp.1 .....................................         7,325
    600       Canandaigua Brands, Inc. -- Class A 1 ..............        30,262
    900       Capital Automotive REIT ............................        12,712
    200       Capital City Bank Group, Inc. ......................         3,900
  2,600       Capitol Federal Financial ..........................        28,762
  1,600       Caprock Communications Corp.1 ......................        31,200
    932       Capstead Mortgage Corp. ............................         7,805
  1,100       Caraustar Industries, Inc. .........................        16,637
    300       Carbo Ceramics, Inc. ...............................        10,537
  1,205       Cardiodynamics International Corp.1 ................         7,569
    300       Career Education Corp.1 ............................        14,550
  8,600       Caremark Rx, Inc.1 .................................        58,587
  1,430       Carlisle Companies, Inc.1 ..........................        64,350
    800       Carpenter Technology Corp. .........................        16,900
    400       Carrier Access Corp.1 ..............................        21,150
    900       Carter-Wallace, Inc. ...............................        18,112
    400       Cascade Natural Gas Corp. ..........................         6,675
    600       Casella Waste Systems, Inc.1 .......................         6,450
  2,200       Casey's General Stores, Inc. .......................        22,825
  1,069       Cash America International, Inc. ...................         7,884
    600       Castle and Cooke, Inc.1 ............................        11,587

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Small Cap Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2000 (Unaudited)

   SHARES                      SECURITY                                  VALUE

  1,800       Catalytica, Inc.1 ..................................   $    19,800
  3,925       Catellus Development Corp.1 ........................        58,875
    400       Cathay Bancorp, Inc. ...............................        18,550
    700       Cato Corp. -- Class A ..............................         8,137
    900       CB Richard Ellis Services, Inc.1 ...................         8,212
  1,000       CBL & Associates Properties, Inc. ..................        24,937
  2,500       CBRL Group, Inc. ...................................        36,719
  1,000       CCC Information Services Group 1 ...................        10,625
    500       CDI Corp.1 .........................................        10,187
  1,150       CEC Entertainment, Inc.1 ...........................        29,469
    500       Celeritek, Inc.1 ...................................        20,364
  1,400       Cell Genesys, Inc.1 ................................        39,083
    900       Cell Pathways, Inc.1 ...............................        21,150
    947       Cell Therapeutics, Inc.1 ...........................        29,002
  8,300       Cellnet Data Systems, Inc.1 ........................           539
    900       CenterPoint Properties Corp. .......................        36,675
    400       Centex Construction Products .......................         9,075
  2,563       Centex Corp.1 ......................................        60,230
    200       Centillium Communications,Inc.1 ....................        13,783
    900       Central Garden & Pet Co.1 ..........................         8,072
    500       Central Parking Corp. ..............................        11,844
  3,200       Century Business Services, Inc.1 ...................         6,200
    500       Century South Banks, Inc. ..........................         9,687
  1,100       Cerner Corp.1 ......................................        29,975
    258       Cerus Corp.1 .......................................        13,206
    600       CFW Communications Co. .............................        22,500
    700       CH Energy Group ....................................        23,756
  1,760       Champion Enterprises, Inc.1 ........................         8,580
    400       Championship Auto Racing Teams 1 ...................        10,200
  5,000       Charming Shoppes, Inc.1 ............................        25,469
    900       Charter Municipal Mortgage
                Acceptance .......................................        11,081
    900       Chateau Communities, Inc. ..........................        25,425
    700       Cheap Tickets, Inc.1 ...............................         8,400
  1,200       Checkpoint Systems, Inc. ...........................         9,000
  1,125       Cheesecake Factory, Inc.1 ..........................        30,937
    700       Chelsea GCA Realty, Inc. ...........................        24,194
    400       Chemed Corp. .......................................        11,275
    700       ChemFirst, Inc. ....................................        16,887
    638       Chemical Financial Corp. ...........................        16,588
    700       Chesapeake Corp. ...................................        20,737
  4,680       Chesapeake Energy Corp. ............................        36,270
    800       Chico's FAS, Inc.1 .................................        16,000
    900       Children's Place Retail Stores, Inc.1 ..............        18,450
  1,800       Chiquita Brands International ......................         7,087
    600       Chirex, Inc.1 ......................................        12,000
  1,219       Chittenden Corp. ...................................        29,789
  2,300       Choice Hotels International, Inc.1 .................        22,856
    300       Choice One Communications, Inc.1 ...................        12,219
    400       Chordiant Software Inc.1 ...........................         6,616
  1,700       Church & Dwight Co., Inc. ..........................        30,600
    400       Churchill Downs, Inc. ..............................         9,350
  2,000       Ciber, Inc.1 .......................................        26,500

   SHARES                      SECURITY                                  VALUE

    900        Circle International Group, Inc. .................    $    22,612
  2,700        Cirrus Logic, Inc.1 ..............................         43,200
  1,800        Citadel Communications Corp.1 ....................         62,887
  1,702        Citizens Banking Corp. ...........................         27,631
    172        Citybank 1 .......................................          4,493
  1,461        Claire's Stores, Inc. ............................         28,124
  1,000        Clarcor, Inc. ....................................         19,875
    900        Clarent Corp. ....................................         64,274
    600        Clarus Corp.1 ....................................         23,275
  3,377        Clayton Homes, Inc.1 .............................         27,016
  1,000        CLECO Corp. ......................................         33,500
    800        Cleveland-Cliffs, Inc. ...........................         20,650
    300        Closure Medical Corp.1 ...........................          6,900
  1,400        CMP Group, Inc. ..................................         41,037
    800        CNA Surety Corp. .................................          9,550
  1,761        CNF Transportation, Inc. .........................         40,063
    700        Coachmen Industries, Inc. ........................          8,050
  1,200        Cobalt Networks, Inc. ............................         69,349
    300        Cognizant Tech Solutions Corp.1 ..................          9,956
  1,100        Coherent, Inc.1 ..................................         92,262
    900        Cohu, Inc. .......................................         24,272
    900        Coinstar, Inc.1 ..................................          9,056
    100        Coldwater Creek, Inc.1 ...........................          3,012
    100        Cole (Kenneth) Productions, Inc. --
                 Class A 1 ......................................          4,000
    172        Collateral Therapeutics, Inc.1 ...................          4,362
  2,700        Collins & Aikman Corp. ...........................         14,006
  3,125        Colonial Bancgroup 1..............................         28,125
    900        Colonial Properties Trust ........................         24,637
  1,000        Columbia Laboratories, Inc.1 .....................          5,750
    400        Columbia Sportswear Co.1 .........................         10,750
    500        Columbus McKinnon Corp. ..........................          6,937
  1,100        COM21, Inc.1 .....................................         27,500
  1,200        Comfort Systems USA, Inc. ........................          4,800
  1,529        Commerce Bancorp, Inc. ...........................         70,334
  1,100        Commerce Group, Inc. .............................         32,450
  1,905        Commercial Federal Corp.1 ........................         29,647
    500        Commercial Metals Co. ............................         13,750
  1,300        Commercial Net Lease Realty, Inc. ................         13,650
    500        Commonwealth Telephone
                 Enterprises, Inc.1 .............................         23,531
  2,700        Community First Bankshares, Inc. .................         44,044
  1,000        Complete Business Solutions, Inc.1 ...............         17,562
    400        CompuCredit Corp.1 ...............................         12,000
  1,450        Computer Horizons Corp.1 .........................         19,484
  1,400        Computer Network Technology Corp.1 ...............         24,325
    100        CompX International, Inc. ........................          2,031
  1,905        COMSAT Corp. .....................................         44,767
  1,205        Comstock Resources, Inc.1 ........................          9,640
  1,000        Concord Camera Corp. .............................         20,791
    800        Concord Communications, Inc.1 ....................         31,900
  2,200        Concurrent Computer Corp.1 .......................         28,875
  4,097        Conectiv, Inc.1 ..................................         63,760

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Small Cap Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2000 (Unaudited)

   SHARES                      SECURITY                                  VALUE

    800       CONMED Corp.1 ......................................   $    20,700
  1,291       Connitics Corp. ....................................        18,962
  1,000       CONSOL Energy Inc. .................................        15,125
  1,087       Consolidated Products, Inc.1 .......................         9,783
    600       Cooper Companies, Inc. .............................        21,825
  2,177       Cooper Tire & Rubber Co.1 ..........................        24,219
  1,600       Copart, Inc.1 ......................................        25,600
  3,375       Corecomm Ltd.1 .....................................        65,812
    200       Corinthian Colleges, Inc.1 .........................         4,687
    900       Corixa Corp.1 ......................................        38,644
  1,500       Corn Products International, Inc. ..................        39,750
  1,700       Cornerstone Realty Income Trust, Inc. ..............        17,000
    400       Corporate Executive Board Co.1 .....................        23,950
    775       Corsair Communications, Inc. .......................        22,281
    400       Corus Bankshares, Inc. .............................        10,575
  1,000       Cost Plus, Inc.1 ...................................        28,687
    400       Costar Group, Inc.1 ................................        10,025
    900       Coulter Pharmaceutical, Inc.1 ......................        18,450
  1,400       Cousins Properties, Inc. ...........................        53,900
  2,500       Covance, Inc.1 .....................................        22,031
  2,500       Coventry Health Care, Inc.1 ........................        33,320
    400       CPB, Inc. ..........................................        10,000
    400       CPI Corp. ..........................................         8,450
  1,550       Crawford & Co. -- Class B ..........................        17,050
  1,119       Creative Biomolecules, Inc.1 .......................        15,666
    900       Credit Acceptance Corp.1 ...........................         5,006
    200       Creditrust Corp.1 ..................................           262
    700       Crestline Capital Corp.1 ...........................        11,944
  4,755       Crompton Corp. .....................................        58,249
  2,075       Cross Timbers Oil Co. ..............................        45,909
    300       Crossman Communities, Inc.1 ........................         4,950
    300       Crossroads Systems, Inc.1 ..........................         7,550
    172       Cryolife, Inc.1 ....................................         3,956
    800       CSK Auto Corp.1 ....................................         6,050
    300       CSS Industries, Inc.1 ..............................         6,131
    800       CT Communications, Inc. ............................        22,750
    700       CTC Communications Group, Inc. .....................        25,200
    600       CTG Resources, Inc. ................................        22,012
  1,196       CTS Corp. ..........................................        53,820
    947       Cubist Pharmaceuticals, Inc.1 ......................        46,640
  2,491       Cullen/Frost Bankers, Inc. .........................        65,544
  1,461       Cummins Engine Co., Inc.1 ..........................        39,812
  1,900       Cumulus Media, Inc. -- Class A 1 ...................        17,337
    700       Cuno, Inc. .........................................        16,187
  1,100       Curagen Corp. ......................................        41,776
    200       Curtiss-Wright Corp. ...............................         7,437
    516       CV Therapeutics, Inc.1 .............................        35,765
    750       CVB Financial Corp. ................................        11,859
  2,200       Cyber-Care, Inc.1 ..................................        21,712
    900       Cyberonics, Inc.1 ..................................        10,800
    344       Cyberoptics Corp.1 .................................        15,910
    861       Cybersource Corp.1 .................................        11,893
    850       Cybex Computer Products Corp.1 .....................        36,550

   SHARES                      SECURITY                                  VALUE

   1,200       Cygnus, Inc.1 ....................................    $    17,100
     602       Cylink Corp. .....................................         10,083
   1,400       Cymer, Inc.1 .....................................         66,850
   1,800       Cytec Industries, Inc.1 ..........................         44,437
   3,400       Cytogen Corp.1 ...................................         34,140
   2,200       D.R. Horton, Inc. ................................         29,837
     600       Dain Rauscher Corp. ..............................         39,600
   2,300       Dal-Tile International, Inc.1 ....................         18,975
   3,000       Data Broadcasting Corp.1 .........................         18,937
     700       Data Return Corp.1 ...............................         20,241
     500       Datascope Corp. ..................................         18,000
     700       Datastream Systems, Inc.1 ........................          8,750
     400       David's Bridal, Inc.1 ............................          4,625
     602       Davox Corp.1 .....................................          7,788
     516       Ddi Corp.1 .......................................         14,706
   1,688       Dean Foods Corp.1 ................................         53,488
   2,300       Del Monte Foods Co.1 .............................         15,669
     900       Delco Remy International, Inc.1 ..................          7,481
     658       Delphi Financial Group, Inc. --
                 Class A 1 ......................................         22,331
   1,700       Delta & Pine Land Co. ............................         42,606
     600       Deltathree.com, Inc. .............................          8,687
     500       Deltic Timber Corp. ..............................         10,687
   1,300       Dendrite International, Inc.1 ....................         43,306
     300       Detroit Diesel Corp. .............................          4,425
   2,500       Developers Diversified Realty Corp. ..............         37,344
   1,000       Dexter Corp. .....................................         48,000
     500       Diagnostic Products Corp. ........................         16,000
   3,400       Dial Corp.1 ......................................         34,990
     800       Diamond Technology Partners, Inc. --
                 Class A 1 ......................................         70,400
     500       Digene Corp. .....................................         20,146
     430       Digimarc Corp.1 ..................................         16,555
     947       Digital Courier Technologies, Inc.1 ..............          6,037
     500       Digital Impact, Inc.1 ............................          7,021
     516       Digital Insight 1 ................................         17,544
   2,900       Digital Island, Inc.1 ............................        140,769
   1,100       Digital River, Inc.1 .............................          8,456
   3,894       Dillard Department Stores, Inc. --
                 Class A 1 ......................................         47,701
     500       Dime Community Bancorp, Inc. .....................          8,125
   1,000       Dionex Corp.1 ....................................         26,750
     500       Direct Focus, Inc. ...............................         24,500
     300       Diversa Corp. ....................................          9,912
     700       Documentum, Inc.1 ................................         62,562
   1,575       Dole Food, Inc.1 .................................         22,050
   1,000       Dollar Thrifty Automotive Group, Inc.1 ...........         18,437
   1,700       Donaldson Co., Inc. ..............................         33,575
   1,400       Doral Financial Corp. ............................         16,012
     600       Dover Downs Entertainment, Inc. ..................          8,400
     874       Downey Financial Corp. ...........................         25,346
     600       Dress Barn, Inc.1 ................................         13,275
     600       Dreyer's Grand Ice Cream, Inc. ...................         12,600

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Small Cap Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2000 (Unaudited)

   SHARES                      SECURITY                                  VALUE

    400       Dril-Quip, Inc.1 ...................................   $    18,700
  1,200       Drugstore.com ......................................         8,937
    430       Dset Corp.1 ........................................        13,061
  1,291       Dsl.net, Inc.1 .....................................        13,313
  1,100       DSP Group, Inc. ....................................        61,600
    800       Duane Reade, Inc.1 .................................        20,600
    200       Dupont Photomasks, Inc.1 ...........................        13,700
    900       Dura Automotive Systems, Inc.1 .....................         9,731
  1,900       Dura Pharmaceutical, Inc.1 .........................        27,312
    700       Dusa Pharmaceuticals, Inc.1 ........................        20,591
    400       DVI, Inc. ..........................................         6,400
  1,205       E-Medsoft.com 1 ....................................         9,640
  2,800       E. Spire Communications, Inc.1 .....................        18,900
  1,800       Earthgrains Co. ....................................        34,987
  1,100       Earthshell Corp.1 ..................................         3,334
  1,600       East West Bancorp, Inc. ............................        23,000
    700       Eastgroup Properties ...............................        14,744
  1,300       Eaton Vance Corp. ..................................        60,125
    400       Ebenx, Inc.1 .......................................         8,441
  2,000       Eclipsys Corp.1 ....................................        15,000
    500       Edison Schools, Inc.1 ..............................        11,552
    800       Education Management Corp.1 ........................        14,450
  2,150       Edwards Lifesciences Corp.1 ........................        39,775
  1,833       EEX Corp. ..........................................        10,654
  1,100       Egain Communications Corp.1 ........................        13,245
    850       EGL, Inc.1 .........................................        26,137
  1,636       Eglobe, Inc.1 ......................................         4,908
  2,400       El Paso Electric Co.1 ..............................        26,850
  2,100       Elan Contingent Value Rights .......................         1,050
    800       Elantec Semiconductor, Inc.1 .......................        55,633
  1,075       Elcor Corp. ........................................        24,725
    400       Electric Lightwave, Inc. -- Class A 1 ..............         7,475
    600       Electro Rent Corp.1 ................................         7,350
  1,200       Electro Scientific Industries, Inc.1 ...............        52,837
  1,100       Electroglas, Inc.1 .................................        23,650
    200       Electronics Boutique Holdings Corp.1 ...............         3,275
    500       Elizabethtown Corp. ................................        33,219
  2,025       Eloyalty Corp. 1 ...................................        25,819
    300       Embarcadero Technologies, Inc.1 ....................         8,787
    400       Emcor Group, Inc.1 .................................         9,275
    600       EMCORE Corp.1 ......................................        72,000
    430       Emisphere Technologies, Inc.1 ......................        18,322
    700       Empire District Electric Co. .......................        15,444
  2,123       Encompass Services Corp.1 ..........................        12,207
    516       Endocare, Inc.1 ....................................        10,449
  1,200       Energen Corp. ......................................        26,175
    602       Energy Conversion Devices, Inc.1 ...................        15,276
  1,200       Enhance Financial Services
                Group, Inc. ......................................        17,250
    600       Entertainment Properties Trust .....................         8,287
    700       Entremed, Inc.1 ....................................        20,956
    979       Enzo Biochem, Inc.1 ................................        67,551
  1,800       Enzon, Inc.1 .......................................        76,500

   SHARES                      SECURITY                                  VALUE

    258        Epicedge, Inc.1 ..................................    $     5,934
  1,000        Epresence Inc.1 ..................................          7,250
  1,600        Equity Inns, Inc. ................................          9,800
    172        Esco Electronics 1 ...............................          2,924
    400        Espeed, Inc.1 ....................................         17,341
  1,200        ESS Technology, Inc.1 ............................         17,400
    800        Essex Property Trust, Inc. .......................         33,600
    700        Esterline Technologies Corp.1 ....................         10,412
  1,700        Ethan Allen Interiors, Inc.1 .....................         40,800
  2,700        Ethyl Corp. ......................................          6,750
  3,000        Etoys, Inc.1 .....................................         18,780
    800        Evergreen Resources, Inc.1 .......................         23,700
    800        Exar Corp.1 ......................................         69,750
    600        Excalibur Technologies Corp.1 ....................         23,962
    430        Excel Technology, Inc.1 ..........................         21,634
  1,400        Excelon Corp.1 ...................................         10,995
  1,200        Exchange Applications, Inc.1 .....................         31,950
    300        Exelixis, Inc.1 ..................................          9,987
    800        Exide Corp. ......................................          6,400
  3,100        Extended Stay America, Inc.1 .....................         28,675
    300        Extended Systems, Inc.1 ..........................         28,775
    200        Extensity, Inc.1 .................................          6,833
    475        F & M Bancorp/Maryland ...........................          9,381
  1,090        F & M National Corp. .............................         22,890
    962        F.N.B. Corp. .....................................         19,841
    700        F.Y.I., Inc.1 ....................................         23,581
    800        F5 Networks, Inc.1 ...............................         43,583
    600        Factory 2-U Stores, Inc.1 ........................         22,687
    900        Factset Research Systems, Inc. ...................         25,425
    400        Fair Issac & Co., Inc. ...........................         17,600
  1,900        Fairfield Communities, Inc.1 .....................         14,962
    300        Farmers Capital Bank Corp. .......................          9,112
    600        FBL Financial Group, Inc. -- Class A .............          9,450
  1,300        Fedders USA, Inc. ................................          7,556
  1,700        Federal Realty Investment Trust ..................         34,000
  2,000        Federal Signal Corp. .............................         33,000
  2,700        Federal-Mogul Corp.1 .............................         25,592
    602        FEI Co. ..........................................         18,361
  1,519        Felcor Suite Hotels, Inc. ........................         28,101
  1,500        Ferro Corp. ......................................         31,500
  2,640        Fidelity National Financial, Inc. ................         48,345
  1,500        FileNet Corp.1 ...................................         27,562
    450        Financial Federal Corp.1 .........................          7,819
  2,777        Finova Group, Inc.1 ..............................         36,101
    300        Firepond, Inc. ...................................         10,775
  2,400        First American Financial Corp. ...................         34,350
  1,000        First Bancorp/Puerto Rico ........................         18,562
    500        First Busey Corp. ................................          8,219
  1,000        First Charter Corp. ..............................         15,750
    200        First Citizens Bancshares -- Class A .............         11,900
  2,466        First Commonwealth Financial Corp. ...............         22,348
    700        First Consulting Group 1 .........................          3,894
    600        First Federal Capital Corp. ......................          6,637

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Small Cap Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2000 (Unaudited)

   SHARES                      SECURITY                                  VALUE

  1,568       First Financial Bancorp ............................   $    30,870
    410       First Financial Bankshares, Inc. ...................        11,275
    220       First Financial Corp. -- Indiana ...................         6,710
    600       First Financial Holdings, Inc. .....................         8,250
    410       First Indiana Corp. ................................         8,149
  1,600       First Industrial Realty Trust, Inc. ................        47,200
    515       First Merchants Corp. ..............................        10,912
  1,489       First Midwest Bancorp, Inc. ........................        34,619
    500       First Niagara Financial Group ......................         4,687
  1,600       First Sentinel Bancorp, Inc. .......................        13,150
    510       First Source Corp. .................................         8,001
  1,100       First United Bancshares, Inc. ......................        16,706
    400       First Washington Realty Trust, Inc. ................         8,825
  1,000       Firstcom Corp.1 ....................................        14,979
    800       FirstFed Financial Corp. DE ........................        11,300
  1,700       Fisher Scientific International, Inc. ..............        42,075
  1,400       Fleetwood Enterprises, Inc. ........................        19,950
  1,700       Fleming Companies, Inc. ............................        22,206
    800       Florida Rock Industries ............................        28,500
  1,681       Flowserve Corp. ....................................        25,320
    800       Footstar, Inc.1 ....................................        26,600
    430       Forcenergy, Inc.1 ..................................         8,654
    700       Forest City Enterprises -- Class A .................        23,362
  1,400       Forest Oil Corp.1 ..................................        22,312
    500       Forrester Research, Inc.1 ..........................        36,406
    600       Forward Air Corp.1 .................................        24,000
    600       Fossil, Inc.1 ......................................        11,662
  1,800       Foster Wheeler Corp. ...............................        15,525
  3,852       Foundation Health Systems, Inc.1 ...................        50,076
    500       Four Kids Entertainment, Inc.1 .....................        12,989
  1,977       Franchise Financial Corp.1 .........................        45,471
    200       Franklin Electric Co., Inc. ........................        13,550
  5,902       Freeport-McMoRan Copper & Gold,
                Inc. -- Class B ..................................        54,593
  1,544       Fremont General Corp.1 .............................         6,079
  1,766       Friede Goldman International, Inc.1 ................        15,784
  1,000       Friedman, Billings, Ramsey Group,
                Inc. -- Class A 1 ................................         8,125
    900       Fritz Companies, Inc.1 .............................         9,281
    700       Frontier Airlines, Inc.1 ...........................        10,019
    600       Frontier Financial Corp. ...........................        11,025
    602       Frontier Oil Corp. .................................         4,816
  1,200       Frontline Capital Group ............................        25,474
  1,300       FSI International, Inc.1 ...........................        28,194
    100       Fuelcell Energy, Inc.1 .............................         6,898
    600       Fuller (H.B.) Co. ..................................        27,337
  2,522       Fulton Financial Corp.1 ............................        44,608
  2,500       Furniture Brands International, Inc.1 ..............        37,812
  1,800       Futurelink Corp. ...................................        12,786
    800       G & K Services, Inc. -- Class A ....................        20,050
  1,100       Gables Residential Trust ...........................        28,394
  1,600       Gallagher (Arthur J.) & Co. ........................        67,200
    550       Gardner Denver Machinery, Inc. .....................         9,831

   SHARES                      SECURITY                                  VALUE

  2,677         Gartner Group -- Class A 1 .....................     $    32,124
    700         Gasonics International, Inc.1 ..................          27,548
  2,300         Gaylord Container Corp.1 .......................           6,181
    800         Gaylord Entertainment Co. ......................          17,200
    430         GBC Bancorp ....................................          12,577
    200         GC Companies, Inc.1 ............................           4,475
    900         Geltex Pharmaceutical, Inc.1 ...................          18,394
  1,500         GenCorp, Inc. ..................................          12,000
  1,100         Gene Logic, Inc.1 ..............................          39,164
  1,300         General Cable Corp. ............................          10,562
  1,800         General Communication, Inc. --
                  Class A 1 ....................................           9,225
  1,400         General Semiconductor, Inc.1 ...................          20,650
  1,200         Genesco, Inc.1 .................................          19,275
    500         Genlyte Group, Inc.1 ...........................          10,531
  1,000         Genome Therapeutics Corp.1 .....................          30,354
    300         Genomic Solutions, Inc.1 .......................           4,362
  1,200         GenRad, Inc.1 ..................................          10,800
    800         Gentek, Inc. ...................................           8,950
    700         Genzyme Transgenics Corp.1 .....................          18,929
    900         Geon Co. .......................................          16,650
  1,400         Georgia Gulf Corp. .............................          29,137
    700         Geoworks Corp.1 ................................          10,966
    900         Gerber Scientific, Inc. ........................          10,350
  1,000         Geron Corp.1 ...................................          31,916
    300         Gibraltar Steel Corp. ..........................           4,200
  1,100         Glatfelter (P.H.) Co. ..........................          11,206
  2,700         Glenayre Technologies, Inc.1 ...................          28,519
  1,300         Glenborough Realty Trust, Inc. .................          22,669
  1,000         Glimcher Realty Trust ..........................          14,375
    775         Globalnet Financial.com 1 ......................          16,275
    800         Globix Corp.1 ..................................          23,450
  1,100         Go2net, Inc.1 ..................................          55,344
    600         GoAmerica, Inc.1 ...............................           9,212
    258         Golden Telecom, Inc.1 ..........................           7,675
  1,200         Goto.com 1 .....................................          18,274
    700         Graco, Inc. ....................................          22,750
    850         Granite Construction, Inc. .....................          20,825
    400         Great American Financial
                  Resources, Inc. ..............................           7,075
    800         Great Atlantic & Pacific Tea Co. ...............          13,300
  2,119         Great Lakes Chemical Corp.1 ....................          66,748
    700         Great Lakes REIT, Inc. .........................          11,900
    700         Great Plains Software, Inc.1 ...................          13,737
    900         Greater Bay Bancorp ............................          42,075
    600         Greif Brothers Corp. -- Class A 1 ..............          18,450
  7,700         Grey Wolf, Inc.1 ...............................          38,500
    300         Gric Communications, Inc. ......................           5,356
  1,300         Griffon Corp.1 .................................           7,231
    700         Group 1 Automotive, Inc.1 ......................           8,400
  1,500         GTECH Holdings Corp.1 ..........................          34,031
    300         Guess, Inc.1 ...................................           4,200
  1,300         Guilford Pharmaceuticals, Inc.1 ................          19,581

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Small Cap Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2000 (Unaudited)

   SHARES                      SECURITY                                  VALUE

  1,000       Guitar Center, Inc.1 ...............................   $    10,500
  1,987       HA-LO Industries, Inc.1 ............................        11,177
  1,100       Haemonetics Corp.1 .................................        23,100
  1,400       Hain Celestial Group, Inc.1 ........................        51,362
    500       Hall Kinion & Associates, Inc.1 ....................        16,614
    420       Hancock Holding Co. ................................        14,280
  1,100       Handleman Co.1 .....................................        13,750
  2,100       Hanna (M. A.) Co. ..................................        18,900
  5,200       Hanover Direct, Inc.1 ..............................         8,125
    509       Harbor Florida Bancshares ..........................         5,313
  1,400       Harland (John H.) Co. ..............................        20,912
    600       Harleysville Group, Inc. ...........................        10,050
    350       Harleysville National Corp. ........................        11,462
    800       Harman International Industries, Inc. ..............        48,800
    400       Harris Financial, Inc. .............................         2,475
  1,700       Harsco Corp. .......................................        43,350
    700       Haverty Furniture Co., Inc. ........................         5,950
  1,400       Hawaiian Electric Industries .......................        45,937
    800       Hayes Lemmerz International, Inc.1 .................         9,650
  1,800       HCC Insurance Holdings, Inc. .......................        33,975
  2,162       Health Care Property Investors, Inc. ...............        58,914
  1,200       Health Care REIT, Inc. .............................        19,500
  1,777       Healthcare Realty Trust, Inc. ......................        30,320
    650       Heartland Express, Inc.1 ...........................        10,847
    100       Heico Corp. ........................................         1,425
    900       Heidrick & Struggles International 1 ...............        56,812
  1,100       Helix Technology Corp. .............................        42,900
  1,000       Henry Schein, Inc.1 ................................        17,250
    600       Herbalife International, Inc. --
                Class A ..........................................         5,250
    600       Hexcel Corp.1 ......................................         5,700
    400       Hi/Fn, Inc.1 .......................................        17,750
    258       Hickory Tech Corp.1 ................................         3,144
  1,700       High Speed Access Corp. ............................        11,014
  2,708       Highwoods Properties, Inc.1 ........................        64,992
    600       Hilb Rogal Hamilton Co. ............................        20,812
  1,100       HNC Software, Inc. .................................        67,925
  1,047       Hollinger International, Inc. ......................        14,265
  1,400       Hollywood Entertainment Corp.1 .....................        11,025
    900       Home Properties of New York, Inc. ..................        27,000
  1,300       Homegrocer.com .....................................         7,732
  1,933       Hon Industries, Inc.1 ..............................        45,425
  2,800       Hooper Holmes, Inc. ................................        22,400
  1,800       Horace Mann Educators Corp. ........................        27,000
    700       Horizon Offshore, Inc. .............................        10,791
  2,200       Hospitality Properties Trust .......................        49,637
    500       Hot Topic, Inc.1 ...................................        15,958
    300       Hotel Reservations Network, Inc.1 ..................         8,900
  1,288       Houghton Mifflin Co.1 ..............................        60,133
    400       Houston Exploration Co.1 ...........................        10,050
  4,700       Hrpt Properties Trust ..............................        28,393
    900       HS Resources, Inc.1 ................................        27,000
  1,250       HSB Group, Inc. ....................................        38,906

   SHARES                      SECURITY                                  VALUE

  2,501        Hudson United Bancorp ............................    $    56,116
  1,050        Hughes Supply, Inc. ..............................         20,737
  5,744        Humana, Inc. .....................................         28,002
    900        Hunt (J.B.) Transport Services, Inc. .............         13,894
  1,300        Hutchinson Technology, Inc.1 .....................         18,525
    600        Hypercom Corp.1 ..................................          8,625
  1,425        Hyperion Software Corp.1 .........................         46,223
    500        Hyseq, Inc.1 .....................................         22,677
    430        I-STAT Corp.1 ....................................          7,498
    600        IBasis, Inc.1 ....................................         25,787
    600        Ibeam Broadcasting Corp.1 ........................         10,750
    400        Ibis Technology Corp.1 ...........................         24,116
  2,100        ICG Communications, Inc.1 ........................         46,331
  1,700        Idacorp, Inc. ....................................         54,825
  1,000        Identix, Inc.1 ...................................         15,687
  1,250        IDEX Corp. .......................................         39,453
  1,500        IDEXX Laboratories, Inc.1 ........................         34,312
    900        IDT Corp.1 .......................................         30,544
    600        IDX Systems Corp.1 ...............................          8,475
  1,500        Igate Capital Corp.1 .............................         20,625
    400        IGEN International, Inc.1 ........................          6,625
    900        IHOP Corp.1 ......................................         15,075
    100        II-VI, Inc.1 .....................................          4,829
  5,358        Ikon Office Solutions, Inc.1 .....................         20,762
    947        Ilex Oncology, Inc. ..............................         33,382
    775        Illuminet Holding 1 ..............................         39,428
  1,500        Imation Corp.1 ...................................         44,062
  2,411        Imatron, Inc.1 ...................................          5,651
    516        Immersion Corp.1 .................................         15,480
  1,400        Immune Response Corp. DE1 ........................         15,108
  1,463        Immunogen, Inc.1 .................................         17,647
  1,200        Immunomedics, Inc.1 ..............................         29,299
    500        Impath, Inc.1 ....................................         27,125
    300        Impco Technologies, Inc.1 ........................         12,687
  1,573        Imperial Bancorp 1 ...............................         24,480
    400        Impsat Fiber Networks 1 ..........................          6,666
    825        IMR Global Corp.1 ................................         10,777
    430        Inamed Corp.1 ....................................         15,749
  2,900        Independence Community Bank ......................         38,425
  3,000        Indymac Mortgage Holdings, Inc. ..................         40,687
  1,000        Infocus Corp.1 ...................................         32,187
    320        Infogrames Inc.1 .................................          2,600
  1,000        Informatica Corp.1 ...............................         81,937
  1,200        Information Architects Corp.1 ....................          8,224
    286        Information Holdings, Inc.1 ......................         10,582
  1,000        Infousa, Inc.1 ...................................          6,500
    400        Ingles Markets, Inc. .............................          4,175
    800        Inhale Therapeutic Systems 1 .....................         81,175
  1,500        Innkeepers USA Trust .............................         13,687
  2,411        Inprise Corporation ..............................         14,767
  2,000        Input/Output, Inc.1 ..............................         16,875
  1,291        Insight Communications Co., Inc.1 ................         20,172
    975        Insight Enterprises, Inc.1 .......................         57,830

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Small Cap Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2000 (Unaudited)

   SHARES                      SECURITY                                  VALUE

    800       Insignia Financial Group, Inc.1 ....................   $     8,000
  1,100       Insituform Technology 1 ............................        29,837
    516       Insurance Auto Auctions, Inc.1 .....................        10,900
    768       Integra Bank Corp. .................................        13,056
    400       Integrated Circuit Systems, Inc.1 ..................         6,816
  1,300       Integrated Electrical Services, Inc.1 ..............         6,662
  1,000       Integrated Silicon Solutions, Inc.1 ................        37,916
  4,200       Intelect Communications, Inc.1 .....................         9,360
  1,636       Intellidata Technologies Corp.1 ....................        16,871
  1,100       Inter-Tel, Inc. ....................................        17,669
    400       Interact Commerce Corp.1 ...........................         4,725
    200       Interactive Intelligence, Inc.1 ....................         7,483
  2,300       Interdigital Communications Corp. ..................        38,094
  1,800       Interface, Inc. ....................................         6,862
  1,900       Intergraph Corp.1 ..................................        14,369
  2,370       Interim Services 1 .................................        42,067
  1,980       Interliant, Inc.1 ..................................        46,159
    430       Interlink Electronics 1 ............................        18,006
    229       Interlogix, Inc.1 ..................................         3,149
  2,100       Intermedia Communications of
                Florida, Inc.1 ...................................        62,475
    200       Intermune Pharmaceuticals 1 ........................         8,246
    718       International Bancshares Corp. .....................        23,425
  1,100       International Fibercom, Inc.1 ......................        28,050
  2,100       International Home Foods, Inc.1 ....................        43,969
    700       International Multifoods Corp. .....................        12,119
    700       International Specialty Products, Inc.1 ............         3,981
  1,894       Internet Pictures Corp.1 ...........................        28,647
    400       Internet.com Corp.1 ................................         7,841
    600       Interpool, Inc. ....................................         5,850
  2,100       Interstate Bakeries Corp.1 .........................        29,224
  1,250       Intertan, Inc.1 ....................................        14,687
  2,411       Intertrust Technologies Corp. ......................        49,576
  1,400       Intervoice, Inc.1 ..................................         9,187
    700       Interwest Bancorp ..................................         9,800
    775       Interworld Corp.1 ..................................        15,888
    700       Interwoven, Inc.1 ..................................        76,930
    200       Intrabiotics Pharmaceuticals, Inc.1 ................         5,321
    800       Intranet Solutions, Inc.1 ..........................        30,633
    700       Intraware, Inc.1 ...................................        11,244
  1,000       Invacare Corp. .....................................        26,250
    988       Investment Technology Group, Inc. ..................        39,026
  1,400       Investors Financial Services Corp. .................        55,563
    300       Invitrogen Corp.1 ..................................        22,561
 11,700       Iomega Corp.1 ......................................        46,800
    700       Ionics, Inc.1 ......................................        21,438
  1,400       IRT Property Co. ...................................        11,900
    500       Irwin Financial Corp. ..............................         7,219
  1,800       Isis Pharmaceuticals, Inc.1 ........................        26,100
  1,205       Isle of Capri Casino, Inc.1 ........................        16,343
  2,400       ITC Deltacom, Inc.1 ................................        53,550
    650       ITT Educational Services, Inc.1 ....................        11,416
    200       Itxc Corp.1 ........................................         7,064

   SHARES                      SECURITY                                  VALUE

    900       Ivex Packaging Corp.1 ..............................   $    10,013
  1,300       Ivillage, Inc.1 ....................................        10,969
  2,000       IXL Enterprises, Inc.1 .............................        28,832
    100       Ixys Corp.1 ........................................         5,329
  2,100       J. D. Edwards & Co.1 ...............................        31,455
  1,600       Jack In The Box, Inc.1 .............................        39,400
  1,100       Jacobs Engineering Group, Inc.1 ....................        35,956
  1,100       Jakks Pacific, Inc.1 ...............................        16,225
    950       JDA Software Group, Inc.1 ..........................        18,228
  1,500       JDN Realty Corp. ...................................        15,281
    900       Jefferies Group, Inc. ..............................        18,169
  1,900       JLG Capital Industries, Inc. .......................        22,563
    200       Jni Corp.1 .........................................         6,308
    300       John Nuveen & Co., Inc. -- Class A .................        12,581
  1,605       John Wiley & Sons, Inc. -- Class A 1 ...............        36,113
  1,300       Jones Lang Lasalle, Inc.1 ..........................        17,388
  2,200       Journal Register Co.1 ..............................        40,150
    500       JP Realty, Inc. ....................................         8,906
  1,000       Juno Online Services, Inc.1 ........................        10,750
  3,150       Just For Feet, Inc.1 ...............................            79
    700       Justin Industries, Inc. ............................        15,313
    500       K-V Pharmaceutical Co. -- Class B 1 ................        13,594
  1,300       Kaiser Aluminum Corp.1 .............................         5,200
  1,000       Kaman Corporation -- Class A .......................        10,688
    300       Kansas City Life Insurance Co. .....................         8,063
  2,905       Kansas City Power & Light Co. ......................        65,363
  2,500       Kaufman & Broad Home Corp. .........................        49,531
  1,300       Kaydon Corp. .......................................        27,300
    400       Keithley Instruments, Inc. .........................        34,816
  1,200       Kellwood Co. .......................................        25,350
    800       Kelly Services, Inc. -- Class A ....................        18,500
  1,200       Kennametal, Inc. ...................................        25,725
  1,200       Kent Electronics Corp.1 ............................        35,775
  3,700       Key Energy Group, Inc.1 ............................        35,613
    602       Key Production Co., Inc. ...........................        10,535
    700       Keynote Systems, Inc.1 .............................        49,335
  2,500       Keystone Financial, Inc.1 ..........................        52,915
  1,683       Kforce.com, Inc.1 ..................................        11,676
  1,100       Kilroy Realty Corp. ................................        28,531
  1,400       Kimball International, Inc. -- Class B .............        20,650
  1,062       Kirby Corp.1 .......................................        22,568
    250       Knight Transportation, Inc.1 .......................         3,641
  1,200       Koger Equity, Inc. .................................        20,250
  1,444       Korn/Ferry International 1 .........................        45,757
    172       Krispy Kreme Doughnuts, Inc. .......................        12,642
    650       Kronos, Inc.1 ......................................        16,900
  1,000       Kulicke & Soffa Industries, Inc.1 ..................        59,375
  2,300       La-Z-Boy Chair, Inc. ...............................        32,200
  1,550       Labor Ready, Inc.1 .................................        10,269
    350       Laboratory Corp. of America Holdings 1 .............        26,994
  1,119       Labranche & Company 1 ..............................        16,086
    800       Laclede Gas Co. ....................................        15,400
  1,600       Lancaster Colony Corp.1 ............................        30,700

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Small Cap Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2000 (Unaudited)

   SHARES                      SECURITY                                  VALUE

  1,000        Lance, Inc. ......................................    $     9,000
    600        Landamerica Financial Group, Inc. ................         13,763
  1,100        Landry's Seafood Restaurants, Inc.1 ..............          9,350
    600        Lands' End, Inc.1 ................................         20,025
    400        Landstar Systems, Inc.1 ..........................         23,825
    600        Lasalle Hotel Properties .........................          8,625
    900        Latitude Communications, Inc.1 ...................         10,069
    200        Lawson Products, Inc. ............................          4,925
    500        LCC International, Inc. ..........................         13,614
  1,100        Leap Wireless International 1 ....................         51,700
  2,863        Lear Corp. .......................................         57,260
    500        Learning Tree International, Inc.1 ...............         30,625
  1,900        Lee Enterprises, Inc. ............................         44,294
  3,700        Legato Systems, Inc.1 ............................         55,652
      1        Legg Mason, Inc. .................................             50
  2,495        Lennar Corp. .....................................         50,524
  1,205        Lennox International 1 ...........................         15,966
  1,700        Leucadia National Corp. ..........................         38,781
    400        Level 8 Systems, Inc. ............................          8,391
    516        Lexicon Genetics, Inc.1 ..........................         17,738
    700        Lexington Corp. Properties .......................          7,831
    700        Libbey, Inc. .....................................         22,488
    731        Liberty Corp. ....................................         30,702
    600        Liberty Financial Companies, Inc. ................         13,163
    600        Lifeminders, Inc.1 ...............................         17,687
  1,600        Lifepoint Hospitals, Inc.1 .......................         35,600
  2,200        Ligand Pharmaceuticals -- Class B 1 ..............         29,013
    516        Lightbridge, Inc.1 ...............................         12,320
    600        Lightpath Technologies, Inc.1 ....................         23,837
  1,000        Lilly Industries, Inc. -- Class A ................         30,063
  1,547        Lincare Holdings, Inc.1 ..........................         38,095
  1,500        Lincoln Electric Holdings, Inc. ..................         21,375
    525        Lindsay Manufacturing Co. ........................         10,303
  1,600        Linens `N Things, Inc.1 ..........................         43,266
    100        Liqui-- Box Corp. ................................          4,950
  1,000        Littlefuse, Inc.1 ................................         49,000
  1,000        LNR Property Corp. ...............................         19,500
    344        Lodgenet Entertainment Corp.1 ....................          8,342
  1,200        Lone Star Steakhouse & Saloon, Inc.1 .............         12,150
  1,000        Lone Star Technologies, Inc.1 ....................         46,250
    975        Longs Drug Stores, Inc. ..........................         21,206
  2,200        Longview Fibre Co. ...............................         24,338
  1,900        Looksmart Ltd.1 ..................................         34,991
    800        Louis Dreyfus Natural Gas Corp.1 .................         25,050
  4,783        Louisiana-Pacific Corp.1 .........................         52,015
     50        LTC Healthcare, Inc. .............................             47
  4,400        LTV Corp. ........................................         12,650
  2,000        LTX Corp.1 .......................................         69,875
  1,933        Lubrizol Corp. ...................................         40,593
  1,000        Luby's Cafeterias, Inc. ..........................          8,000
    500        Lynx Therapeutics, Inc. ..........................         23,739
    400        M.S. Carriers, Inc.1 .............................          7,050
    700        MacDermid, Inc. ..................................         16,450

   SHARES                      SECURITY                                  VALUE

  1,300         Macerich, Co. ..................................     $    28,681
    700         Madison Gas & Electric Co. .....................          13,825
  1,025         MAF Bancorp, Inc. ..............................          18,642
  1,000         Magnetek, Inc.1 ................................           8,000
  2,200         Mail Boxes Etc.1 ...............................          12,328
  1,900         Mail-Well Corp.1 ...............................          16,388
    200         Manhattan Associates, Inc.1 ....................           5,000
  1,137         Manitowoc Co., Inc. ............................          30,415
  2,794         Manor Care, Inc.1 ..............................          19,558
    800         Manufactured Home
                  Communities, Inc. ............................          19,150
    900         Manugistics Group, Inc.1 .......................          42,075
    430         Mapinfo Corp.1 .................................          17,469
  1,000         Marcus Corp. ...................................          12,125
    800         Marimba, Inc.1 .................................          11,083
  2,300         Mark IV Industries, Inc. .......................          48,013
    200         Markel Corp.1 ..................................          28,325
    100         Marketwatch.com Inc.1 ..........................           1,881
    516         Martek Biosciences Corp.1 ......................           9,675
    430         Martha Stewart Living
                  Omnimedia, Inc.1 .............................           9,460
  1,600         MascoTech, Inc. ................................          17,300
    700         Mathews International Corp. --
                  Class A ......................................          20,300
  1,033         Matrix Pharmaceutical, Inc.1 ...................          13,494
    300         Matrixone, Inc.1 ...............................          12,162
    600         Mattson Technology, Inc.1 ......................          19,450
  1,000         Maverick Tub Corp.1 ............................          29,125
    688         Maxim Pharmaceuticals, Inc.1 ...................          35,346
    500         MAXIMUS, Inc.1 .................................          11,063
  3,000         Maxtor Corp.1 ..................................          31,688
    300         Maxygen, Inc.1 .................................          17,005
    344         McAfee Com Corp.1 ..............................           8,966
    530         McClatchy Newspapers, Inc. .....................          17,556
    400         McGrath Rentcorp ...............................           6,800
    300         Mck Communications, Inc.1 ......................           6,912
    700         McMoran Exploration Co.1 .......................          11,550
    600         Mcsi Inc.1 .....................................          15,525
    900         MDC Holdings, Inc. .............................          16,763
  2,450         MDU Resources Group ............................          52,981
    300         Meade Instruments Corp.1 .......................           7,512
  1,200         Mechanical Technology, Inc.1 ...................          18,000
    500         Medallion Financial Corp. ......................           7,719
    600         Media 100, Inc.1 ...............................          15,400
    630         Media General, Inc. ............................          30,594
    444         Media Metrix, Inc.1 ............................          11,294
  1,200         Mediacom Communications Corp.1 .................          18,349
    600         MediaPlex, Inc.1 ...............................          11,537
  1,042         Medical Assurance, Inc.1 .......................          11,723
  1,800         Medical Manager Corp.1 .........................          61,161
    700         Medicalogic/Medscape, Inc.1 ....................           6,416
  1,250         Medicis Pharmaceutical Corp. --
                  Class A 1 ....................................          71,250

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Small Cap Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2000 (Unaudited)

   SHARES                      SECURITY                                  VALUE

  4,052       Meditrust Corp. Paired Stock 1 .....................   $    15,195
  1,600       MedQuist, Inc.1 ....................................        54,400
    500       MemberWorks, Inc.1 .................................        16,813
  1,500       MEMC Electronic Materials ..........................        27,000
  1,650       Men's Wearhouse, Inc.1 .............................        36,816
    900       Mentor Corp. .......................................        24,469
  3,100       Mentor Graphics Corp. ..............................        61,613
  1,100       Mercator Software, Inc.1 ...........................        75,625
    800       Merchants New York Bancorp .........................        13,750
    900       Mercury Computer Systems, Inc.1 ....................        29,081
    816       Mercury General Corp. ..............................        19,278
  1,333       Meredith Corp. .....................................        44,989
  1,176       Meridian Resource Corp.1 ...........................         6,689
  2,012       Meristar Hospitality Corp. .........................        42,252
  2,147       Meritor Automotive, Inc. ...........................        23,617
  1,300       Mesa Air Group, Inc.1 ..............................         7,191
    500       Mesaba Holdings, Inc.1 .............................         4,781
  1,300       Metacreations Corp.1 ...............................        15,491
  1,400       Metals USA, Inc.1 ..................................         6,563
    300       MetaSolv Software, Inc.1 ...........................        13,175
  1,700       Methode Electronics, Inc. -- Class A ...............        65,663
    800       Metricom, Inc.1 ....................................        22,300
  2,580       Metris Companies, Inc. .............................        64,823
  3,100       Metrocall, Inc. ....................................        27,900
  3,100       Metromedia International Group, Inc.1 ..............        14,725
  1,800       Mettler-- Toledo International, Inc.1 ..............        72,000
  1,500       MGC Communications, Inc. ...........................        89,906
    800       MGI Pharma, Inc.1 ..................................        22,945
    600       Michael Foods, Inc. ................................        14,700
  1,300       Michaels Stores, Inc.1 .............................        59,556
  1,900       Micron Electronics, Inc.1 ..........................        23,750
  1,000       MICROS Systems, Inc.1 ..............................        18,563
    516       Microsemi Corp.1 ...................................        17,512
  1,200       Microstrategy, Inc.1 ...............................        36,000
    430       Microvision, Inc.1 .................................        21,070
  1,900       Mid Atlantic Medical Services, Inc.1 ...............        25,650
    800       Mid-America Apartment
                Communities, Inc. ................................        19,200
    500       Mid-State Bancshares ...............................        13,625
    382       MidAmerica Bancorp .................................         9,550
    700       Midas, Inc. ........................................        14,000
    172       Midcoast Energy Resources, Inc.1 ...................         2,709
    100       Midland Co. ........................................         2,450
  1,276       Midway Games, Inc.1 ................................        10,288
    650       Midwest Express Holdings 1 .........................        13,975
  1,600       Milacron, Inc. .....................................        23,200
  2,419       Millennium Chemicals, Inc. .........................        41,123
    700       Mills Corp. ........................................        13,169
    400       Mine Safety Appliances Co. .........................         9,600
    800       Minerals Technologies, Inc. ........................        36,800
  2,622       Minnesota Power & Light Co. ........................        45,393
  1,800       Mips Technologies, Inc. -- Class A 1 ...............        76,500
    430       Miravant Medical Technologies ......................         9,594

   SHARES                      SECURITY                                  VALUE

    300        Mississippi Valley Bancshares ....................    $     7,275
    900        Mitchell Energy & Development
                 Corp. -- Class A ...............................         28,913
    300        Mks Instruments, Inc.1 ...........................         11,738
  1,300        MMC Networks, Inc.1 ..............................         69,469
    172        Mobile Mini, Inc.1 ...............................          3,795
    700        Modem Media Poppe Tyson, Inc.1 ...................          8,706
  1,100        Modine Manufacturing Co. .........................         29,700
  3,450        Modis Professional Services 1 ....................         26,306
  1,547        Mohawk Industries, Inc.1 .........................         33,647
    500        Molecular Devices Corp.1 .........................         34,594
    750        Monaco Coach Corp.1 ..............................         10,219
    200        Moog, Inc. -- Class A 1 ..........................          5,275
  1,150        Morgan Keegan, Inc. ..............................         16,963
  1,400        Morrison Knudsen, Corp.1 .........................         10,150
    570        Morrison Management
                 Specialists, Inc. ..............................         16,067
  1,700        Motient Corp.1 ...................................         26,669
    800        MP3.com 1 ........................................         10,783
    500        MRV Communications, Inc. .........................         33,625
  1,205        Msi Holdings, Inc.1 ..............................         10,920
  1,700        MTI Technology Corp. .............................         13,600
  1,700        Mueller Industries, Inc.1 ........................         47,600
    800        Multex.com, Inc.1 ................................         20,150
  1,200        Musicland Stores Corp.1 ..........................          8,925
    666        Myers Industries, Inc. ...........................          7,160
    900        Mypoints.com, Inc.1 ..............................         16,982
    400        Myriad Genetics, Inc.1 ...........................         59,198
  1,463        NABI, Inc.1 ......................................         10,698
    424        NACCO Industries, Inc. -- Class A ................         14,893
    600        Nanogen, Inc.1 ...................................         25,412
    300        Nanometrics, Inc.1 ...............................         12,331
    600        National Bankcorp of Alaska, Inc. ................         21,525
  1,500        National Computer Systems, Inc. ..................         73,875
  1,175        National Data Corp. ..............................         27,025
    500        National Discount Brokers
                 Group, Inc.1 ...................................         15,938
    500        National Golf Properities, Inc. ..................         10,563
  1,100        National Health Investors, Inc. ..................         12,100
    500        National Info. Consortium 1 ......................          5,646
    785        National Penn Bancshares, Inc. ...................         16,191
    300        National Presto Industries, Inc. .................          9,225
    200        National Processing, Inc.1 .......................          2,500
  2,019        National Service Industries, Inc.1 ...............         39,371
    900        National Steel Corp. .............................          3,769
    100        National Western Life Insurance
                 Co. -- Class A 1 ...............................          7,200
    237        National-Oilwell, Inc. ...........................          7,790
  1,800        Nationsrent, Inc.1 ...............................          6,863
  2,000        Nationwide Health Properties, Inc. ...............         27,875
    700        Natural Microsystems Corp. .......................         78,648
  1,400        Nautica Enterprises, Inc.1 .......................         14,963
  1,600        Navigant Consulting Co.1 .........................          6,800

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Small Cap Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2000 (Unaudited)

   SHARES                      SECURITY                                  VALUE

  1,700        NBC Internet, Inc. -- Class A 1 ..................    $    21,250
    794        NBT Bancorp ......................................          8,486
  2,400        NBTY, Inc.1 ......................................         15,300
    100        NCH Corp. ........................................          3,619
    800        NCI Building Systems, Inc.1 ......................         16,200
  1,000        NCO Group, Inc.1 .................................         23,125
    300        Neon Systems, Inc.1 ..............................          5,625
    861        Neorx Corp. ......................................         16,251
    516        Neose Technologies, Inc.1 ........................         21,704
    700        Net Perceptions, Inc.1 ...........................         11,113
  1,400        Net.Bank, Inc.1 ..................................         17,413
    400        Net2phone, Inc.1 .................................         14,241
  1,033        Netcentives, Inc.1 ...............................         19,240
    200        Netcreations, Inc.1 ..............................          9,146
    602        Netegrity, Inc.1 .................................         45,338
  1,100        Netiq Corp.1 .....................................         65,495
    700        NetObjects, Inc.1 ................................          6,388
    500        Netopia, Inc.1 ...................................         20,125
  1,800        Netrix Corp.1 ....................................         22,011
  1,400        Netro Corp.1 .....................................         80,208
    344        Netsilicon, Inc.1 ................................         11,266
    200        Netsol International, Inc.1 ......................          7,083
  1,377        Network Commerce, Inc.1 ..........................          7,574
    900        Network Equipment
                 Technologies, Inc.1 ............................          9,056
    800        Network Peripherals, Inc.1 .......................         13,400
    600        Network Plus Corp.1 ..............................          8,462
    861        Neurocrine Biosciences, Inc.1 ....................         30,619
    500        Neurogen Corp.1 ..................................         14,438
    700        New England Business Services, Inc. ..............         11,375
  1,000        New Era of Networks, Inc.1 .......................         42,416
    800        New Jersey Resources Corp. .......................         30,450
  4,400        New Plan Realty Trust ............................         56,831
  3,000        Newpark Resources, Inc.1 .........................         28,313
  1,300        Newport News Shipbuilding, Inc. ..................         47,775
  1,500        Nexell Therapeutics, Inc.1 .......................         22,187
  1,405        Nextcard, Inc.1 ..................................         11,943
    600        Nhancement Technologies, Inc.1 ...................          7,937
  1,677        Nieman Marcus Group -- Class A 1 .................         49,576
    500        Niku Corp.1 ......................................         16,833
    900        NL Industries, Inc. ..............................         13,725
    600        Nordson Corp. ....................................         30,375
    400        Nortek, Inc.1 ....................................          7,900
    700        North Pittsburgh Systems .........................         10,325
    300        Northeast Optic Network, Inc.1 ...................         18,488
    600        Northwest Bancorp, Inc. ..........................          4,125
  1,200        Northwest Natural Gas Co. ........................         26,850
  1,000        Northwestern Corp. ...............................         23,125
    344        Novadigm, Inc.1 ..................................          6,794
  1,000        Noven Pharmaceuticals, Inc.1 .....................         29,979
    700        Novoste Corp.1 ...................................         42,700
    400        NPC International, Inc.1 .........................          3,588
    861        NPS Pharmaceuticals, Inc.1 .......................         23,032

   SHARES                      SECURITY                                  VALUE

    775       NS Group, Inc.1 ....................................   $    16,227
  1,233       Nu Skin Asia Pacific, Inc.1 ........................         7,090
    200       Nuance Communications, Inc.1 .......................        16,646
    172       Nucentrix Broadband Networks, Inc.1 ................         4,386
    900       Nuevo Energy Co.1 ..................................        16,988
    600       NUI Corp. ..........................................        16,200
    200       Numerical Technologies 1 ...........................         9,708
    400       NVR, Inc.1 .........................................        22,800
    861       Nyfix, Inc.1 .......................................        36,108
    600       O'Charleys, Inc.1 ..................................         8,175
  1,900       O'Reilly Automotive, Inc. ..........................        26,363
  2,000       O'Sullivan Senior Preferred 1,3 ....................            --
  1,700       Oak Technology, Inc. ...............................        36,514
  1,200       Oakley, Inc.1 ......................................        13,800
  1,100       Objective Systems Integrators, Inc.1 ...............        11,664
    900       Oceaneering International, Inc.1 ...................        17,100
    500       Oceanfirst Financial Corp. .........................         9,219
    700       Ocular Sciences, Inc.1 .............................         8,225
  1,600       Ocwen Financial Corp.1 .............................         8,900
  4,900       Officemax, Inc.1 ...................................        24,500
  1,400       Offshore Logistics, Inc.1 ..........................        20,125
  2,200       Ogden Corp. ........................................        19,800
  3,200       Ohio Casualty Corp. ................................        34,000
  3,511       Oklahoma Gas & Electric Co.1 .......................        64,954
  1,700       Olin Corp. .........................................        28,050
  1,050       OM Group, Inc. .....................................        46,200
    400       Omega Financial Corp. ..............................        10,100
  3,000       OMI Corp.1 .........................................        16,313
  3,580       Omnicare, Inc. .....................................        32,444
  1,400       Omnova Solutions, Inc. .............................         8,750
  1,100       On Assignment, Inc.1 ...............................        33,550
    400       On Command Corp.1 ..................................         5,700
    200       OnDisplay, Inc. ....................................        16,271
  1,487       One Valley Bancorp, Inc. ...........................        46,469
    650       Oneida Ltd. ........................................        11,538
  1,200       OneMain.com 1 ......................................        13,500
  1,300       ONEOK, Inc. ........................................        33,719
    600       Onvia.com, Inc.1 ...................................         5,125
    800       Onyx Software Corp.1 ...............................        23,750
  1,700       Open Market, Inc.1 .................................        23,481
    100       Optical Cable Corp.1 ...............................         3,025
    100       Oratec Interventions, Inc.1 ........................         3,329
  1,600       Orbital Sciences Corp.1 ............................        19,500
    400       Orchid BioSciences, Inc.1 ..........................        15,154
  1,472       Organogenesis, Inc.1 ...............................        16,836
    500       Oriental Financial Group ...........................         7,219
  1,800       Orthodontic Centers of America, Inc.1 ..............        40,725
    460       Oshkosh B Gosh, Inc. -- Class A ....................         7,533
    850       Oshkosh Truck Corp. -- Class B .....................        30,388
    947       OSI Pharmaceuticals, Inc.1 .........................        27,285
    400       Osicom Technologies, Inc.1 .........................        33,816
  1,000       Otter Tail Power Co. ...............................        21,000
  1,100       Overseas Shipholding Group, Inc. ...................        27,088

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Small Cap Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2000 (Unaudited)

   SHARES                      SECURITY                                  VALUE

  1,700        Owens & Minor, Inc. Holding Co. ..................    $    29,219
  1,719        Owens Corning, Inc.1 .............................         15,901
  3,300        P-Com, Inc.1 .....................................         18,769
    300        P.F. Changs China Bistro, Inc.1 ..................          9,581
    516        Pac-West Telecom, Inc. ...........................         10,320
  1,100        Pacific Capital Bancorp ..........................         27,569
  1,200        Pacific Gulf Properties, Inc. ....................         30,075
  1,625        Pacific Sunwear of California 1 ..................         30,469
  1,291        Packaging Corp. of America 1 .....................         13,071
    400        Packard Bioscience Company 1 .....................          6,766
    800        Packeteer, Inc.1 .................................         23,233
  6,116        Pactiv Corp.1 ....................................         48,164
    794        Palm Harbor Homes, Inc.1 .........................         11,513
    400        Pan Pacific Retail Properties, Inc. ..............          8,050
    750        Papa John's International, Inc.1 .................         18,375
    400        Paradigm Genetics, Inc.1 .........................          4,841
    600        Paradyne Networks, Inc.1 .........................         19,487
  1,100        Parexel International Corp.1 .....................         10,519
    400        Park Electrochemical Corp. .......................         14,425
    380        Park National Corp. ..............................         34,485
  3,100        Parker Drilling Co.1 .............................         19,181
    400        Parkervision, Inc.1 ..............................         20,175
    400        Parkway Properties, Inc. .........................         12,200
  1,100        Party City Corp.1 ................................          2,970
    900        PathoGenesis Corp.1 ..............................         23,400
    602        Patina Oil & Gas Corp.1 ..........................         12,492
  1,400        Patterson Energy, Inc.1 ..........................         39,900
  2,006        Paxar Corp.1 .....................................         23,947
  1,400        Paxson Communications Corp.1 .....................         11,200
    844        Payless Shoesource, Inc. .........................         43,255
    300        PC Connection, Inc. ..............................         17,100
    600        PC-Tel, Inc.1 ....................................         22,750
  1,150        Pegasus Systems, Inc.1 ...........................         12,506
     86        Penn Engineering &
               Manufacturing Corp.1 .............................          3,032
    430        Pennaco Energy, Inc. .............................          7,041
    500        Pennsylvania Real Estate
               Investment Trust .................................          8,563
  4,000        Pennzoil-Quaker State Co. ........................         48,250
    900        Penton Media, Inc. ...............................         31,500
  1,647        People's Energy Corp.1 ...........................         53,322
    716        Peoples Bank of Bridgeport .......................         13,157
  2,000        Pep Boys (Manny Moe & Jack) ......................         12,000
  1,633        Per-Se Technologies, Inc.1 .......................         15,309
    500        Performance Food Group Co.1 ......................         16,000
    500        Pericom Semiconductor Corporation ................         33,958
  1,836        Perot Systems 1 ..................................         20,196
  2,700        Perrigo Co.1 .....................................         17,044
  1,100        Petco Animal Supplies, Inc.1 .....................         21,588
  5,900        PETsMART, Inc.1 ..................................         19,913
    600        PFF Bancorp, Inc.1 ...............................         10,950
    766        Pharmaceutical Product
               Development, Inc.1 ...............................         16,086

   SHARES                      SECURITY                                  VALUE

    900       Pharmacopeia, Inc.1 ................................   $    41,662
    700       Pharmacyclics, Inc. ................................        42,700
    400       Philadelphia Consolidated
              Holding Co.1 .......................................         6,725
  1,533       Philadelphia Suburban Co. ..........................        31,427
  1,000       Phillips-Van Heusen Corp. ..........................         9,500
  1,900       Phoenix Investment Partners ........................        19,950
  1,300       Phoenix Technologies Ltd.1 .........................        21,206
    344       Photon Dynamics, Inc.1 .............................        25,693
  1,000       Photronics, Inc.1 ..................................        28,375
  3,900       Physicians Computer Network, Inc.1 .................            39
    500       Pico Holdings 1 ....................................         7,031
  1,300       Piedmont Natural Gas Co., Inc. .....................        34,531
  4,200       Pier 1 Imports, Inc. ...............................        40,950
    700       Pilgrims Pride Corp.1 ..............................         4,988
  1,000       Pinnacle Entertainment, Inc. .......................        19,438
  1,900       Pinnacle Systems, Inc.1 ............................        42,720
  1,200       Pioneer Group, Inc. ................................        50,850
  4,200       Pioneer Natural Resouces Co. .......................        53,550
  1,500       Pioneer-Standard Electronics, Inc. .................        22,125
  2,063       Pittston Brinks Group ..............................        28,237
    400       Pixelworks, Inc.1 ..................................         9,066
    700       Plains Resources, Inc.1 ............................        11,200
    800       Plantronics, Inc.1 .................................        92,400
  1,000       Playboy Enterprises, Inc. -- Class B 1 .............        12,875
  1,200       Playtex Products, Inc.1 ............................        13,575
    800       Plexus Corp.1 ......................................        90,400
    600       PLX Technology, Inc.1 ..............................        24,900
    800       PMA Capital Corp. ..................................        15,200
  1,700       Pogo Producing Co. .................................        37,613
  1,000       Polaris Industries, Inc. ...........................        32,000
  1,900       Polaroid Corp. .....................................        34,319
  1,800       Policy Management Systems Corp.1 ...................        27,675
  1,961       Polo Ralph Lauren Corp.1 ...........................        27,944
    900       Polymer Group, Inc. ................................         8,325
    516       Pope & Talbot, Inc.1 ...............................         8,256
  1,100       Potlatch Corp. .....................................        36,438
  1,100       Power Integrations, Inc.1 ..........................        25,919
    500       Praecis Pharmaceuticals, Inc. ......................        13,896
    800       Pre-Paid Legal Services, Inc.1 .....................        23,900
  1,100       Precision Castparts Corp. ..........................        49,775
    700       Premier National Bancorp ...........................         9,100
  1,600       Prentiss Properties Trust ..........................        38,400
  1,000       Presidential Life Corp. ............................        13,875
  1,400       Presstek, Inc.1 ....................................        22,838
    900       PRI Automation, Inc.1 ..............................        58,852
  2,010       Price Communications Corp.1 ........................        47,361
    344       Prima Energy Corp.1 ................................        18,404
    978       Primark Corp.1 .....................................        36,431
    400       Prime Group Realty Trust ...........................         6,075
  2,000       Prime Hospitality, Inc.1 ...........................        18,875
    400       Primex Technologies, Inc. ..........................         8,800
    516       Primus Knowledge 1 .................................        23,220

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Small Cap Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2000 (Unaudited)

   SHARES                      SECURITY                                  VALUE

  1,200       Primus Telecommunications
                Group, Inc.1 .....................................   $    29,850
    560       Priority Healthcare Corp. -- Class B 1 .............        41,615
  3,919       Prison Realty Corp.1 ...............................        12,002
    600       Probusiness Service, Inc.1 .........................        15,938
    300       Procom Technology, Inc. ............................        15,481
 11,600       Procurenet, Inc.1,3 ................................            --
    640       Prodigy Communications Corp. --
                Class A 1 ........................................         6,720
    200       Professional Detailing, Inc.1 ......................         6,813
  2,100       Profit Recovery Group
              International, Inc.1 ...............................        34,913
  1,700       Progress Software Corp.1 ...........................        30,494
    600       Project Software &
                Development, Inc.1 ...............................        10,800
    500       Prosoft Training.com 1 .............................         8,364
    900       Protection One, Inc. ...............................         1,969
     86       Providence Energy Corp.1 ...........................         3,483
  1,175       Provident Bancorp, Inc. ............................        27,980
  1,178       Provident Bankshares Corp. .........................        15,903
  1,000       Province Healthcare Co.1 ...........................        36,125
    500       Proxim, Inc.1 ......................................        49,484
  1,000       PS Business Parks, Inc. ............................        24,000
  3,625       PSS World Medical, Inc.1 ...........................        24,355
  1,600       Public Service Company of
                New Mexico .......................................        24,700
    400       Pulitzer, Inc. .....................................        16,875
  1,400       Pulte Corp. ........................................        30,275
  1,300       Puma Technology, Inc. ..............................        34,747
    500       PurchasePro.com, Inc.1 .............................        20,458
  1,808       Pure Resources, Inc.1 ..............................        32,318
    700       QRS Corp.1 .........................................        17,194
    600       Quanex Corp. .......................................         8,925
  3,277       Quantum Corp.1 .....................................        36,252
    100       Quantum Effect Devices, Inc.1 ......................         5,692
    672       Queens County Bancorp, Inc. ........................        12,390
    602       Quicklogic Corp.1 ..................................        13,395
    900       Quicksilver, Inc.1 .................................        14,006
    900       Quintus Corp.1 .....................................        17,798
  3,000       Quorum Health Group, Inc.1 .........................        30,938
    400       R&G Financial Corp. -- Class B .....................         3,175
  1,400       R.H. Donnelley Corp. ...............................        27,125
    400       R.L.I. Corp. .......................................        13,900
    650       Radiant Systems, Inc.1 .............................        15,600
  1,000       Radio One, Inc., -- Class D1 .......................        22,063
    550       RadiSys Corp.1 .....................................        31,213
    430       Rainbow Technologies, Inc.1 ........................        20,909
  1,270       Ralcorp Holdings, Inc.1 ............................        15,558
    900       Ramp Networks, Inc.1 ...............................        10,612
    600       Rare Hospitality International, Inc.1 ..............        16,950
  1,400       Rare Medium Group, Inc.1 ...........................        22,138
  1,700       Raymond James Financial, Inc. ......................        38,250
  1,400       Rayonier, Inc. .....................................        50,225

   SHARES                      SECURITY                                  VALUE

  1,400         Rayovac Corp.1 .................................     $    31,325
    650         Razorfish, Inc.1 ...............................          10,441
  1,200         Realty Income Corp. ............................          28,275
  2,200         Reckson Association Realty Corp. ...............          52,250
  2,000         Reebok International Ltd.1 .....................          31,875
    900         Regal-Beloit Corp. .............................          14,456
  1,500         Regency Realty Corp. ...........................          35,625
    700         Regeneron Pharmaceuticals, Inc.1 ...............          20,869
  1,200         Regent Communications, Inc.1 ...................          10,212
  1,800         Regis Corp.1 ...................................          22,500
    100         Register.com, Inc.1 ............................           3,048
    400         Rehabcare Group, Inc.1 .........................          10,866
  3,100         Reliance Group Holdings ........................           2,325
    800         Reliance Steel & Aluminum Co. ..................          15,300
  1,000         Remec, Inc.1 ...................................          41,875
  1,100         Remedy Corp.1 ..................................          61,325
  2,150         Renal Care Group, Inc.1 ........................          52,574
    700         Rent-A-Center, Inc.1 ...........................          15,750
    872         Rent-Way, Inc.1 ................................          25,452
  1,964         Republic Bancorp, Inc. .........................          17,553
  2,100         Republic Security FinancialCorp ................          10,500
    850         Res-Care, Inc.1 ................................           4,569
    258         Research Frontiers, Inc.1 ......................           7,740
  1,300         ResMed, Inc.1 ..................................          34,775
  1,451         Respironics, Inc.1 .............................          26,118
  1,100         RFS Hotel Investors, Inc. ......................          12,925
  1,600         RGS Energy Group, Inc. .........................          35,600
  2,900         Rhythms NetConnections,Inc.1 ...................          36,188
    500         Ribozyme Pharmaceuticals, Inc.1 ................          12,864
    172         Rica Foods, Inc.1 ..............................           3,956
  1,300         Richmond County Financial Corp. ................          24,863
    800         Riggs National Corp. ...........................          10,100
    300         Rivianna Foods, Inc. ...........................           5,231
    600         Roadway Express, Inc. ..........................          14,063
    300         Robbins & Myers, Inc. ..........................           6,844
    400         Robert Mondavi Corp. -- Class A ................          12,275
  1,463         Robotic Vision Systems, Inc.1 ..................          26,334
    500         Rock-Tenn Co. ..................................           4,281
    600         Rogers Corp.1 ..................................          21,000
  2,050         Rollins Truck Leasing Corp. ....................          14,222
    700         Rollins, Inc. ..................................          10,413
  1,300         Roper Industries, Inc. .........................          33,313
  2,275         Roslyn Bancorp, Inc. ...........................          37,786
    500         RPC, Inc. ......................................           5,281
  3,538         RPM, Inc. (Ohio)1 ..............................          35,822
    700         RTI International Metals 1 .....................           7,963
  2,700         Ruby Tuesday, Inc. .............................          33,919
  1,300         Ruddick Corp. ..................................          15,356
    300         Rudolph Technologies, Inc. .....................          11,600
    344         Rural Cellular Corp. -- Class A 1 ..............          26,338
    500         Russ Berrie & Co., Inc. ........................           9,625
  1,200         Russell Corp. ..................................          24,000
  1,600         Ryan's Family Steak House, Inc.1 ...............          13,500

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Small Cap Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2000 (Unaudited)

   SHARES                      SECURITY                                  VALUE

  2,091        Ryder Systems, Inc.1 .............................    $    39,598
    661        Ryerson Tull, Inc. ...............................          6,858
    600        Ryland Group, Inc. ...............................         13,275
  1,120        S & T Bancorp ....................................         20,440
      1        S1 Corp.1 ........................................             23
  3,900        S3, Inc.1 ........................................         57,525
  1,300        Sabratek Corp.1 ..................................             46
    375        Saga Communications, Inc. --
               Class A 1 ........................................          8,250
  1,200        Saga Systems, Inc.1 ..............................         14,925
  1,000        Sagent Technology, Inc.1 .........................         14,250
  1,205        Salem Communications Corp. .......................         11,184
    600        Salton/Maxim Housewares, Inc.1 ...................         22,125
    600        Sanchez Computer Associates, Inc.1 ...............         14,250
    400        Sandy Spring Bancorp .............................          8,175
    800        SangStat Medical Corp.1 ..........................         23,100
    980        Sanmina Corp.1 ...................................         83,790
    300        Santander Bancorp ................................          3,825
    430        Satcon Technology Corp.1 .........................         10,992
    500        Sauer, Inc. ......................................          4,938
    500        Saul Centers, Inc. ...............................          8,063
    500        Savvis Communications Corp.1 .....................          6,489
    947        SBA Communications Corp.1 ........................         49,185
    258        SBS Technologies, Inc.1 ..........................          9,530
    400        Schein Pharmaceutical, Inc.1 .....................          8,650
    700        Scholastic Corp.1 ................................         42,788
  1,000        School Specialty, Inc.1 ..........................         18,563
  1,300        Schulman (A.), Inc. ..............................         15,681
    600        Schweitzer-Manduit
                 International, Inc. ............................          7,500
  1,377        Sciclone Pharmaceuticals, Inc.1 ..................         17,815
    600        Scientific Games Holdings Corp.1 .................         14,738
    900        SciQuest.com, Inc.1 ..............................         10,218
    600        SCM Microsystems, Inc.1 ..........................         36,338
    600        Scott Technologies, Inc.1 ........................         10,313
    900        Scotts Company (The) -- Class A 1 ................         32,850
    600        SCP Pool Corp.1 ..................................         14,100
    500        SCPIE Holdings, Inc. .............................         10,250
    800        Seachange International, Inc.1 ...................         23,033
  1,100        Seacoast Financial Services Corp. ................         10,450
    750        SEACOR SMIT, Inc.1 ...............................         29,016
  1,119        Secure Computing Corp.1 ..........................         21,051
  1,600        Security Capital Group, Inc. --
                 Class B 1 ......................................         27,200
  1,000        Seitel, Inc.1 ....................................          8,125
    100        Selectica,Inc.1 ..................................          6,998
  1,200        Selective Insurance Group, Inc. ..................         22,800
    839        Semco Energy, Inc. ...............................         10,907
    900        Semitool, Inc.1 ..................................         15,506
  3,000        Sensormatic Electronics Corp. ....................         47,438
    400        Sequa Corp. -- Class A 1 .........................         15,275
    300        Sequenom, Inc.1 ..................................         13,587
    300        Sequoia Software Corp.1 ..........................          4,887

   SHARES                      SECURITY                                  VALUE

    600        Serena Software, Inc. ............................    $    27,244
 10,172        Service Corp. International 1 ....................         32,423
    700        Shaw Group, Inc. .................................         32,929
  1,300        ShopKo Stores, Inc.1 .............................         19,988
     19        Shoreline Financial Corp. ........................            223
  1,300        Shurgard Storage Centers, Inc. ...................         29,250
  2,300        Sicor, Inc.1 .....................................         18,400
  3,429        Sierra Pacific Resources Holding Co. .............         43,077
  7,300        Silicon Graphics, Inc.1 ..........................         26,763
    700        Silicon Image, Inc.1 .............................         34,854
  1,900        Silicon Valley Bancshares 1 ......................         80,988
  1,500        Silicon Valley Group, Inc.1 ......................         38,813
    400        Silverstream Software, Inc.1 .....................         23,066
    400        Simpson Manufacturing Co., Inc.1 .................         19,125
  2,305        Sinclair Broadcasting Group, Inc. --
               Class A 1 ........................................         25,355
  1,100        Sipex Corp.1 .....................................         30,456
  1,500        Sirius Satellite Radio, Inc.1 ....................         66,469
  1,900        Sitel Corp.1 .....................................          9,381
    100        SJW Corp. ........................................         11,888
    688        Skechers U.s.a., Inc.1 ...........................         10,879
  3,312        Sky Financial Group, Inc. ........................         52,785
    400        Skyline Corp. ....................................          8,600
  1,100        Skywest, Inc. ....................................         40,769
    900        Sl Green Realty Corp. ............................         24,075
    800        SLI, Inc.1 .......................................          9,700
    300        Smart & Final Food, Inc. .........................          2,306
    200        Smartdisk Corp.1 .................................          5,483
    200        SmartServ Online, Inc.1 ..........................         14,096
    900        Smith (A.O.) Corp. ...............................         18,844
    900        Smith (Charles E.) Residential
                 Realty, Inc. ...................................         34,200
  2,600        Smithfield Foods 1 ...............................         72,963
  1,100        Smucker (J.M.) Co. -- Class A ....................         21,175
  2,594        Snap-On Tools Corp.1 .............................         69,065
  1,044        Sodexho Marriott Services, Inc.1 .................         16,704
  1,500        Softnet Systems, Inc.1 ...........................         14,438
  4,011        Solutia, Inc.1 ...................................         55,151
    947        Somera Communications, Inc.1 .....................         12,903
    430        Sonic Automotive, Inc.1 ..........................          4,596
  1,050        Sonic Corp.1 .....................................         30,844
    600        Sonic Foundry, Inc.1 .............................         12,550
    400        Sonic Innovations, Inc.1 .........................          7,391
    500        Sonic Wall,Inc.1 .................................         43,989
    430        Sonosight, Inc.1 .................................         12,389
  1,475        Sotheby's Holdings, Inc. -- Class A ..............         25,813
    800        Source Information Management Co.1 ...............         12,200
  1,752        South Financial Group (The), Inc. ................         25,404
    400        South Jersey Industries, Inc. ....................         10,400
  1,100        Southern Peru Copper Corp. .......................         13,406
  1,700        Southern Union Co.1 ..............................         26,880
  1,400        Southwest Gas Corp. ..............................         24,500
    570        Southwest Securities Group, Inc. .................         21,233

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Small Cap Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2000 (Unaudited)

   SHARES                      SECURITY                                  VALUE

  1,100       Southwestern Energy Co. ............................   $     6,875
  1,200       Southwest Bancorp of Texas 1 .......................        24,900
 10,200       Sovereign Bancorp, Inc.1 ...........................        70,863
    500       Sovran Self Storage, Inc. ..........................        10,719
  1,033       Spanish Broadcasting System, Inc. ..................        21,241
    700       Spartech Corp. .....................................        18,900
    500       Specialty Equipment Co., Inc.1 .....................        13,563
    100       Spectra-Physics Lasers, Inc.1 ......................         6,985
    700       Spectralink Corp.1 .................................        10,179
  1,290       SpeedFam-International, Inc.1 ......................        23,462
    358       Speedway Motorsports, Inc.1 ........................         8,234
    700       Spiegel, Inc. -- Class A Non-Voting 1 ..............         5,950
    172       Spinnaker Exploration Co.1 .........................         4,408
  1,000       Sportsline USA1 ....................................        17,063
    500       Springs Industries, Inc. -- Class A ................        16,094
    500       SPS Technologies, Inc.1 ............................        20,531
    400       SPSS, Inc.1 ........................................        11,650
    700       Spyglass, Inc.1 ....................................        21,919
    800       St. Mary Land & Exploration Co. ....................        33,650
    900       Staar Surgical Co.1 ................................         9,993
  1,600       Stamps.com Inc.1 ...................................        11,566
  1,216       Stancorp Financial Group ...........................        39,064
    258       Standard Microsystems Corp.1 .......................         3,967
    600       Standard Register Co. ..............................         8,550
  1,100       Standard-Pacific Corp. .............................        11,000
    600       Standex International Corp. ........................         9,525
    300       Stanford Microdevices, Inc.1 .......................        13,006
  1,894       Starbase Corp.1 ....................................        20,124
  1,591       Starmedia Network, Inc.1 ...........................        30,030
    300       Startek, Inc.1 .....................................        15,113
    700       State Auto Financial Corp. .........................         8,313
  1,600       Staten Island Bancorp, Inc. ........................        28,200
  1,100       Station Casinos, Inc.1 .............................        27,500
  2,400       Steel Dynamics, Inc.1 ..............................        21,750
  1,500       Stein Mart, Inc.1 ..................................        15,375
    300       Stepan Co. .........................................         6,975
    800       Stericycle, Inc.1 ..................................        19,200
  2,900       STERIS Corp.1 ......................................        25,738
  1,100       Sterling Bancshares, Inc. ..........................        11,894
  1,600       Stewart & Stevenson Services, Inc. .................        24,100
  3,000       Stewart Enterprises, Inc.1 .........................        10,342
    600       Stewart Information Services Corp. .................         8,775
  1,650       Stillwater Mining Co.1 .............................        45,994
    700       Stone Energy Corp.1 ................................        41,825
    500       Stoneridge, Inc.1 ..................................         4,375
  3,608       Storage Technology Corp. ...........................        39,463
  1,200       Storage USA, Inc. ..................................        35,400
  1,000       Strawbridge & Clothier1,3 ..........................          --
    300       Strayer Education, Inc. ............................         7,200
  1,900       Stride Rite Corp. ..................................        11,638
  1,600       Structural Dynamics Research Corp.1 ................        24,100
    200       Student Loan Corp. .................................         8,400
    900       Sturm Ruger & Co., Inc. ............................         7,988

   SHARES                      SECURITY                                  VALUE

  1,400       Suiza Foods Corp.1 .................................   $    68,425
    900       Summit Properties, Inc. ............................        18,900
    800       Sun Communities, Inc. ..............................        26,750
  4,100       Sunbeam Oster Corp. ................................        14,094
  1,700       Sunglass Hut International, Inc.1 ..................        13,972
    800       Sunrise Assisted Living, Inc.1 .....................        14,800
  2,300       Sunrise Technologies
                International,Inc.1 ..............................        23,000
    900       Superconductor Technologies, Inc.1 .................        35,306
  1,000       Supergen, Inc.1 ....................................        36,250
  1,291       Superior Energy Services, Inc. .....................        13,394
    800       Superior Industries International, Inc. ............        20,600
  3,100       Superior National Insurance
                Group, Inc.1 .....................................           124
    439       Superior Telecom, Inc. .............................         4,363
    344       Supertex, Inc.1 ....................................        17,286
  1,725       Susquehanna Bancshares, Inc. .......................        24,581
  1,000       SVI Holdings, Inc.1 ................................         5,125
    830       Swift Energy Corp.1 ................................        23,551
  1,650       Swift Transportation Co., Inc.1 ....................        23,100
    430       Switchboard Inc.1 ..................................         4,300
  1,000       Sykes Enterprises, Inc.1 ...........................        12,875
  1,600       Sylvan Learning Systems, Inc.1 .....................        22,000
    775       Symmetricom, Inc.1 .................................        19,569
    861       Symyx Technologies, Inc.1 ..........................        36,687
    500       Syncor International Corp.1 ........................        36,000
    200       Syntel, Inc.1 ......................................         2,000
  1,400       Syntroleum Corp.1 ..................................        23,975
  1,500       Systemax, Inc.1 ....................................         5,813
  1,400       Systems & Computer Technology
                Corp.1 ...........................................        28,000
  1,300       T-HQ, Inc.1 ........................................        15,844
  1,200       Take-Two Interactive Software, Inc.1 ...............        14,449
  2,100       Talk.com, Inc.1 ....................................        12,206
    200       Tanger Factory Outlet Center, Inc. .................         4,700
    400       Tanning Technology Corp.1 ..........................         7,666
  1,205       Targeted Genetics Corp.1 ...........................        17,924
  1,500       Taubman Centers, Inc. ..............................        16,500
  4,100       Techniclone Corp.1 .................................        15,544
    500       Technitrol, Inc. ...................................        48,438
  2,525       Technology Solutions Co.1 ..........................        15,623
    444       Tecumseh Products Co. -- Class A ...................        16,955
    300       Tejon Ranch Co. ....................................         6,769
    200       Telaxis Communications Corp.1 ......................         6,233
    800       Telcom Semiconductor, Inc.1 ........................        31,983
    916       Teledyne Technologies, Inc.1 .......................        15,343
  1,361       Teleflex, Inc.1 ....................................        48,656
    800       Teligent, Inc. -- Class A ..........................        18,833
    775       Telxon Corp. .......................................        13,853
    700       Tenfold Corp.1 .....................................        11,506
    400       Tennant Co. ........................................        15,000
    816       Tenneco Automotive, Inc. ...........................         4,284
  1,100       Terex Corp.1 .......................................        15,538

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Small Cap Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2000 (Unaudited)

   SHARES                      SECURITY                                  VALUE

  4,133         Terremark Worldwide, Inc. ......................     $    20,407
  1,400         Tesoro Petroleum Corp.1 ........................          14,175
  1,751         Tetra Tech, Inc.1 ..............................          40,054
  1,722         Texas Biotechnology Corp.1 .....................          32,718
    900         Texas Industries, Inc. .........................          25,988
    600         Texas Regional Bancshares, Inc. ................          15,225
    400         The Cherry Corp.1 ..............................          10,491
    430         The Intercept Group, Inc.1 .....................           7,310
    344         The Yankee Candle Company, Inc.1 ...............           7,439
  1,100         Theragenics Corp.1 .............................           9,419
    400         Therma-Wave, Inc.1 .............................           8,891
    700         Thermo Cardiosystems, Inc.1 ....................           7,000
    100         Thermo Ecotek Corp.1 ...........................             938
    360         Thermo Electron Corp.1 .........................           7,583
    300         Thermo Fibertek, Inc.1 .........................           1,425
    700         Thomas Industries, Inc. ........................          12,381
    300         Thor Industries, Inc. ..........................           6,300
    344         Thoratec Laboratories Corp.1 ...................           5,569
    950         Three Rivers Bancorp, Inc. .....................           6,234
    900         Three-Five Systems, Inc.1 ......................          53,024
  1,000         Ticketmaster Online 1 ..........................          15,854
    400         Timberland Co. -- Class A 1 ....................          28,325
  2,100         Timken Co. .....................................          39,113
    861         Titan Pharmaceuticals, Inc.1 ...................          37,023
    800         Tivo, Inc.1 ....................................          27,933
    900         Toll Brothers, Inc.1 ...........................          18,450
    500         Tollgrade Communications, Inc.1 ................          66,208
  1,433         Too, Inc.1 .....................................          36,452
  2,400         Topps, Inc.1 ...................................          27,600
    500         Toro Co. .......................................          16,469
  3,200         Total Renal Care Holdings 1 ....................          19,200
  1,700         Tower Automotive, Inc.1 ........................          21,250
    700         Town and Country Trust .........................          12,031
  1,000         Trammell Crow Co.1 .............................          10,750
  1,750         Trans World Entertainment Corp.1 ...............          21,219
  1,600         Transactions Systems Architects,
                  Inc. -- Class A 1 ............................          27,400
  1,000         Transkaryotic Therapies, Inc.1 .................          36,750
  1,100         Transmontaigne Oil Co.1 ........................           6,738
    600         Travelocity.com, Inc.1 .........................           9,825
    930         Tredegar Industries, Inc. ......................          17,670
    200         Trendwest Resorts, Inc.1 .......................           3,225
    500         Trenwick Group, Inc. ...........................           7,281
    300         Trex Company, Inc.1 ............................          15,000
    600         Triad Guaranty, Inc.1 ..........................          13,763
  1,700         Triad Hospitals, Inc. ..........................          41,119
  1,400         Triangle Pharmaceuticals, Inc.1 ................          12,688
    700         Triarc Cos., Inc.1 .............................          14,350
  1,119         Trico Marine Services, Inc.1 ...................          14,267
    775         Tricord Systems, Inc.1 .........................          13,998
    900         Trimble Navigation Ltd.1 .......................          43,931
    602         Trimeris, Inc.1 ................................          42,102
  1,700         Trinity Industries, Inc. .......................          31,450

   SHARES                      SECURITY                                  VALUE

    500        Triumph Group, Inc.1 .............................    $    13,938
    700        Trizetto Group, Inc.1 ............................         11,273
    700        Trust Company of New Jersey ......................         12,775
  2,260        Trustco Bank Corp. ...............................         28,250
  2,077        Trustmark Corp.1 .................................         36,218
    700        Tucker Anthony Sutro Corp. .......................         12,600
    300        Tuesday Morning Corp.1 ...........................          3,150
    600        Tularik, Inc.1 ...................................         17,650
    400        Tumbleweed Communications Corp.1 .................         20,316
  2,800        Tupperware Corp. .................................         61,600
    700        Tut Systems, Inc.1 ...............................         40,163
    800        Tweeter Home Entertainment
                 Group, Inc.1 ...................................         24,300
    900        Twinlab Corp.1 ...................................          5,738
    400        U.S. Can Corp.1 ..................................          6,950
  2,894        U.S. Industries, Inc.1 ...........................         35,090
  1,000        U.S. Interactive, Inc. ...........................         12,854
    600        U.S. Lec Corp. -- Class A ........................         10,200
  4,020        U.S. Oncology, Inc. ..............................         20,100
    500        U.S. Wireless Corp.1 .............................         10,646
    425        U.S.B. Holding Co. ...............................          6,003
  2,000        UCAR International, Inc.1 ........................         26,125
     86        Ucbh Holdings, Inc.1 .............................          2,295
  1,200        UGI Corp. ........................................         24,600
  1,600        UICI, Inc.1 ......................................         10,500
    500        Ultimate Electronics, Inc. .......................         13,357
    900        Ultratech Stepper, Inc.1 .........................         13,388
    789        UMB Financial Corp. ..............................         25,889
  2,600        Unifi, Inc. ......................................         32,175
    700        Unify Corp.1 .....................................          5,935
    200        Unigraphics Solutions, Inc.1 .....................          3,900
    800        Uniroyal Technology Corp.1 .......................          8,783
  1,400        Unisource Energy Corp. ...........................         21,000
    861        Unit Corp.1 ......................................         11,624
  2,200        United Asset Management Co. ......................         51,425
    800        United Auto Group, Inc.1 .........................          7,300
  1,800        United Bankshares, Inc. ..........................         32,738
  1,600        United Community Financial Corp. .................         10,650
  4,500        United Dominion Realty Trust .....................         49,500
    600        United Illuminating Co. ..........................         26,250
    679        United National Bancorp New Jersey ...............         12,477
    400        United Natural Foods, Inc.1 ......................          5,500
  1,491        United Rentals, Inc.1 ............................         25,533
  1,600        United Stationers, Inc.1 .........................         51,800
    200        United Television, Inc. ..........................         25,750
    430        United Therapeutics Corp.1 .......................         46,601
  1,200        United Water Resources, Inc. .....................         41,850
    400        Universal Access, Inc.1 ..........................          9,766
    400        Universal Compression Holdings,Inc.1 .............         13,366
  1,600        Universal Corp. ..................................         33,800
    516        Universal Display Corp.1 .........................         15,319
    430        Universal Electronics, Inc.1 .....................         10,562
  2,400        Universal Foods Corp. ............................         44,400

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Small Cap Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2000 (Unaudited)

   SHARES                      SECURITY                                  VALUE

    600        Universal Forest Products, Inc. ..................    $     8,250
  1,800        UNOVA, Inc.1 .....................................         13,163
    400        Urban Shopping Centers, Inc. .....................         13,475
    600        URS Corp.1 .......................................          9,150
  4,000        USEC, Inc. .......................................         18,500
  1,200        USFreightways Corp. ..............................         29,475
    600        UTI Energy Corp. .................................         24,075
  1,000        Vail Resorts, Inc.1 ..............................         16,313
  1,200        Valence Technology, Inc.1 ........................         22,125
    861        Valentis, Inc.1 ..................................         10,117
    800        Valmont Industries, Inc. .........................         15,900
  1,775        Valspar Corp.1 ...................................         59,906
    600        Value City Department Stores, Inc.1 ..............          5,700
    100        Value Line, Inc. .................................          3,850
  1,600        Valuevision International, Inc. --
                 Class A 1 ......................................         38,400
  1,300        Varian Medical Systems, Inc. .....................         50,863
  1,300        Varian Semiconductor Equipment
                 Associates, Inc.1 ..............................         81,656
  1,300        Varian, Inc.1 ....................................         59,963
  1,700        Vasomedical, Inc. ................................          7,879
    400        Vector Group Ltd. ................................          5,900
  2,665        Vectren Corp. ....................................         45,971
  1,000        Veeco Instruments, Inc.1 .........................         73,250
  5,341        Venator Group 1 ..................................         54,745
    500        Ventana Medical Systems, Inc.1 ...................         11,750
  2,400        Ventas, Inc. .....................................          7,650
  1,000        Ventro Corp.1 ....................................         18,791
  1,100        Veritas DGC, Inc.1 ...............................         28,600
  1,200        Verity, Inc.1 ....................................         45,600
  1,400        Vertel Corp.1 ....................................         24,383
    900        Veterinary Centers of America, Inc.1 .............         12,375
    516        Via Net.works, Inc.1 .............................          7,966
    516        Viador, Inc.1 ....................................          8,192
  1,800        Viant Corp.1 .....................................         53,174
    400        Viasat, Inc.1 ....................................         21,666
  1,800        Viasystems Group, Inc.1 ..........................         28,986
  2,356        Viatel, Inc.1 ....................................         67,293
    900        Vical, Inc.1 .....................................         17,325
    800        Vicor Corp.1 .....................................         27,850
  1,900        Vintage Petroleum, Inc. ..........................         42,869
  1,200        Visual Networks, Inc.1 ...........................         34,200
  2,300        VISX, Inc.1 ......................................         64,351
    300        Vital Signs, Inc.1 ...............................          5,438
  1,900        Vivus, Inc.1 .....................................         13,022
    350        Volt Information Sciences, Inc.1 .................         11,528
    400        Vyyo, Inc.1 ......................................         10,766
  1,800        W. Holding Company, Inc. .........................         14,850
    750        W.R. Berkley Corp. ...............................         14,063
  2,900        W.R. Grace & Co.1 ................................         35,163
  1,400        Wabash National Corp. ............................         16,713
  1,810        Wabtec Corp. .....................................         18,779
    600        Wackenhut Corp. -- Class A .......................          7,763

   SHARES                      SECURITY                                  VALUE

  1,600        Wallace Computer Services, Inc. ..................    $    15,800
  1,700        Walter Industries, Inc. ..........................         19,444
  2,736        Warnaco Group, Inc.1 .............................         21,204
  2,400        Washington Federal, Inc. .........................         43,800
  2,000        Washington Gas Light Corp. .......................         48,125
  1,500        Washington Real Estate Investment
                 Trust ..........................................         26,813
    700        Waste Connections, Inc.1 .........................         13,825
    500        Watchguard Technologies, Inc. ....................         27,427
    650        Watsco, Inc. .....................................          8,125
    700        Watts Industries, Inc. -- Class A ................          8,838
  2,270        Wausau Paper Mills Co. ...........................         19,437
  1,890        Wave Systems Corp.1 ..............................         29,886
    600        WD-40 Co. ........................................         12,450
  1,100        Webb (Del E.) Corp. ..............................         16,844
  2,400        Weblink Wireless, Inc.1 ..........................         31,800
  1,800        Webster Financial Corp. ..........................         39,938
    600        WebTrends Corp.1 .................................         23,213
  1,200        Weingarten Realty Investors ......................         48,450
  1,400        Wellman, Inc. ....................................         22,663
  1,362        Werner Enterprises, Inc. .........................         15,748
    800        WesBanco, Inc. ...................................         19,400
  1,300        Wesco International, Inc.1 .......................         12,431
    600        Wesley Jessen Vision Care, Inc.1 .................         22,538
    508        West Pharmaceutical Services, Inc. ...............         10,986
  1,858        Westamerica Bancorporation .......................         48,540
    500        Westcorp .........................................          5,969
    800        Westell Technologies, Inc. .......................         12,000
  6,600        Western Digital Corp.1 ...........................         33,000
    900        Western Gas Resources, Inc. ......................         18,900
    700        Western Properties Trust .........................          8,313
  3,600        Western Resources, Inc.1 .........................         55,498
  1,200        Westfield America, Inc. ..........................         16,275
  1,016        WestPoint Stevens, Inc. ..........................         11,303
    200        WFS Financial, Inc.1 .............................          3,450
    700        Whitehall Jewellers, Inc.1 .......................         13,038
  1,000        Whitney Holdings Corp. ...........................         34,188
  1,200        Whole Foods Market, Inc.1 ........................         49,575
  1,200        Wild Oats Markets, Inc.1 .........................         15,075
    300        Williams Clayton Energy, Inc. ....................          9,556
    900        Wink Communications 1 ............................         27,374
    600        Winnebago Industries, Inc. .......................          7,838
  2,200        Wisconsin Central Transportation 1 ...............         28,600
  2,497        Wit Soundview Group, Inc.1 .......................         26,804
  1,300        WMS Industries, Inc.1 ............................         20,069
    600        Wolverine Tube, Inc.1 ............................         10,200
  1,800        Wolverine World Wide, Inc. .......................         17,775
    258        Woodhead Industries, Inc.1 .......................          4,709
    400        Woodward Governor Co. ............................         11,325
  3,000        World Access, Inc.1 ..............................         33,188
    602        World Wrestling Federation
                 Entertainment, Inc. ............................         12,529
    600        Worldgate Communications, Inc.1 ..................         10,650

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Small Cap Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2000 (Unaudited)

   SHARES                      SECURITY                                  VALUE

  1,100       Worldpages.com, Inc.1 ..............................   $     6,600
  3,100       Worthington Industries, Inc. .......................        32,550
  1,200       WPS Resources Corp. ................................        36,075
  5,800       Wyndham International, Inc.1 .......................        14,500
    625       Wynn's International, Inc. .........................        14,180
    600       Xceed, Inc.1 .......................................         5,475
  1,200       Xircom, Inc.1 ......................................        57,000
    600       XM Satellite Radio Holdings --
                Class A 1 ........................................        22,412
    600       Xtra Corp. .........................................        23,663
  1,600       Xybernaut Corporation 1 ............................        17,766
  1,100       Yellow Corp.1 ......................................        16,225
  1,775       York International Corp.1 ..........................        44,819
    400       Young Broadcasting Corp. --
                Class A 1 ........................................        10,275
    500       Z-Tel Technologies, Inc. ...........................         5,958
  1,288       Zale Corp.1 ........................................        47,012
  1,200       Zebra Technologies Corp. -- Class A 1 ..............        53,175
    400       Zenith National Insurance Corp. ....................         8,500
  1,200       Ziff-Davis, Inc. -- ZD 1 ...........................        10,800
    700       Zixit Corp.1 .......................................        32,244
    500       Zoll Medical Corp.1 ................................        24,458
  1,000       Zomax, Inc.1 .......................................        13,125
    700       Zoran Corp.1 .......................................        46,098
    516       Zygo Corp.1 ........................................        46,631
                                                                     -----------
TOTAL COMMON STOCK
   (Cost $36,300,286) ............................................    42,016,495
                                                                     -----------
  PRINCIPAL
   AMOUNT/
   SHARES                      SECURITY                                  VALUE

            SHORT TERM INSTRUMENTS -- 4.4%
            MUTUAL FUND -- 4.1%
1,757,794   Cash Management Institutional,
              6.479%, 7/3/00 ....................................   $ 1,757,794
                                                                    -----------
            U.S. TREASURY BILLS-- 0.3%
$ 143,451     5.61%, 9/7/002 ....................................       143,451
                                                                    -----------
TOTAL SHORT TERM INSTRUMENTS
   (Cost $1,901,245) ............................................     1,901,245
                                                                    -----------

TOTAL INVESTMENTS
   (Cost $38,201,531) ...................................   101.0%  $43,917,740

LIABILITIES IN EXCESS OF
   OTHER ASSETS .........................................    (1.0)     (441,298)
                                                            -----   -----------
NET ASSETS ..............................................   100.0%  $43,476,442
                                                            =====   ===========

--------------------------------------------------------------------------------
1 Non-income producing security.
2 Held as collateral for futures contracts.
3 Security is currently fair valued. At June 30, 2000, the total value of fair valued securities of the Small Cap Index Portfolio was $0.00 representing 0% of total investments.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Small Cap Index Portfolio
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

                                                                  JUNE 30, 2000

ASSETS
   Investments, at Value (Cost of $38,201,531) ....................  $43,917,740
   Dividends and Interest Receivable 1 ............................       43,712
   Variation Margin Receivable on Futures Contracts ...............       23,975
   Receivable for Shares of Beneficial Interest Subscribed ........        6,943
   Receivable for Securities Sold .................................   13,620,055
   Collateral Under Security Loan Agreements ......................      566,127
                                                                     -----------
Total Assets ......................................................   58,178,552
                                                                     -----------
LIABILITIES
   Payable for Collateral Under Security Loan Agreements ..........      566,127
   Due to Bankers Trust ...........................................          918
   Payable for Securities Purchased ...............................   14,097,491
   Payable for Shares of Beneficial Interest Redeemed .............       36,671
   Accrued Expenses and Other .....................................          903
                                                                     -----------
Total Liabilities .................................................   14,702,110
                                                                     -----------
NET ASSETS ........................................................  $43,476,442
                                                                     ===========
COMPOSITION OF NET ASSETS
   Paid-in Capital ................................................  $37,750,782
   Net Unrealized Appreciation on Investments and Futures Contracts    5,725,660
                                                                     -----------
NET ASSETS ........................................................  $43,476,442
                                                                     ===========

--------------------------------------------------------------------------------
1 Includes  $6,040 from the  Portfolio's  investment in the  Institutional  Cash
  Management Fund.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Small Cap Index Portfolio
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (Unaudited)

                                                                   FOR THE SIX
                                                                   MONTHS ENDED
                                                                   JUNE 30, 2000

INVESTMENT INCOME
   Dividends ..................................................    $    675,214
   Interest ...................................................          33,566
                                                                   ------------
Total Investment Income .......................................         708,780
                                                                   ------------
EXPENSES
   Advisory Fees ..............................................          81,914
   Administration and Services Fees ...........................          27,305
   Professional Fees ..........................................          13,563
   Trustees Fees ..............................................           1,622
   Miscellaneous ..............................................             819
                                                                   ------------
Total Expenses ................................................         125,223
Less: Fee Waivers or Expense Reimbursements ...................         (70,549)
                                                                   ------------
Net Expenses ..................................................          54,674
                                                                   ------------
NET INVESTMENT INCOME .........................................         654,106
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
   FUTURES CONTRACTS
   Net Realized Gain from Investment Transactions .............      22,559,679
   Net Realized Gain from Futures Transactions ................           5,046
   Net Change in Unrealized Appreciation/Depreciation on
     Investments and Futures Contracts ........................     (18,629,054)
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND
   FUTURES CONTRACTS ..........................................       3,935,671
                                                                   ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ....................    $  4,589,777
                                                                   ============

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Small Cap Index Portfolio
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                            FOR THE SIX       FOR THE
                                                           MONTHS ENDED      YEAR ENDED
                                                             JUNE 30,       DECEMBER 31,
                                                              2000 1            1999
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income ...............................  $     654,106   $   2,414,089
   Net Realized Gain (Loss) from Investment and
      Futures Transactions .............................     22,564,725      (4,417,177)
   Net Change in Unrealized Appreciation/Depreciation on
      Investments and Futures Contracts ................    (18,629,054)     27,017,377
                                                          -------------   -------------
Net Increase in Net Assets from Operations .............      4,589,777      25,014,289
CAPITAL TRANSACTIONS
   Proceeds from Capital Invested ......................     33,098,545     206,378,886
   Value of Capital Withdrawn ..........................   (144,481,019)   (225,389,059)
                                                          -------------   -------------
Net Decrease in Net Assets from Capital
   Transactions ........................................   (111,382,474)    (19,010,173)
                                                          -------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ................   (106,792,697)      6,004,116
NET ASSETS
   Beginning of Period .................................    150,269,139     144,265,023
                                                          -------------   -------------
   End of Period .......................................  $  43,476,442   $ 150,269,139
                                                          =============   =============

--------------------------------------------------------------------------------
1 Unaudited.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Small Cap Index Portfolio
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Contained below are selected supplemental data and ratios to average net assets for periods indicated for the Small Cap Index Portfolio.

                                       FOR THE SIX                                        FOR THE PERIOD
                                       MONTHS ENDED                                        JULY 1, 1996 1
                                         JUNE 30,        FOR THE YEARS ENDED DEC. 31,       TO DEC. 31,
                                          2000 3       1999          1998         1997         1996
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Period
     (000s omitted) ...................  $43,476    $150,269      $144,265      $69,408      $82,084
   Ratios to Average Net Assets:
     Net Investment Income ............     1.22%2      1.47%         1.45%        1.51%        1.70%2
     Expenses After Waivers ...........     0.10%2      0.10%         0.10%        0.10%        0.20%2
     Expenses Before Waivers ..........     0.23%2      0.22%         0.25%        0.23%        0.32%2
   Portfolio Turnover Rate ............       42%        171%           86%          88%          16%

--------------------------------------------------------------------------------
1 The Portfolio's inception date.
2 Annualized.
3 Unaudited.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Small Cap Index Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES.
A. ORGANIZATION
The Small Cap Index Portfolio (the "Portfolio"), a series of BTInvestment Portfolios, is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on January 24, 1996 as an unincorporated trust under the laws of New York, and began operations on July 1, 1996. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue shares of beneficial interest in the Portfolio.

B. VALUATION OF SECURITIES
The Portfolio's investments are valued each business day by an independent pricing service approved by the Trustees. Securities traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the closing price of the security traded on that exchange prior to the time when the Portfolio assets are valued each day. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees.

C. SECURITIES TRANSACTIONS AND INTEREST INCOME
Securities transactions are accounted for on a trade date basis. Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Expenses are recorded as incurred. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the securities and foreign currency transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. FUTURES CONTRACTS
The Portfolio may enter into financial futures contracts, which are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to closely replicate the benchmark index used by the Portfolio.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

E. FEDERAL INCOME TAXES
The Portfolio is considered a partnership under the Internal Revenue Code. Therefore, no federal income tax provision is required.

F. LENDING OF SECURITIES
The Portfolio receives compensation in the form of fees or it retains a portion of interest on the investment of any cash received as collateral. The Portfolio also continues to receive interest or dividends on these securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the accounts of the Portfolio.

G. ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

Small Cap Index Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 2 -- FEES AND TRANSACTIONS WITH AFFILIATES
The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"), an indirect wholly owned subsidiary of Deutsche Bank AG. Under this agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.05% of the Portfolio's average daily net assets.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this agreement, the Portfolio pays Bankers Trust a fee computed daily and paid monthly at an annual rate of 0.15% of the Portfolio's average daily net assets.

Bankers Trust has contractually agreed to waive its fees and reimburse expenses of the Portfolio through April 30, 2001, to the extent necessary, to limit all expenses to .10% of the average daily net assets of the Portfolio.

The Portfolio may invest in Cash Management Institutional ("Cash Management"), an open-end management investment company managed by Bankers Trust. Cash Management is offered as a cash management option to the Portfolio and other accounts managed by Bankers Trust. Distributions from Cash Management to the Portfolio for the six months ended June 30, 2000, amounted to $90,399 and are included in dividend income.

At June 30, 2000, the Portfolio was a participant with other affiliated entities in a revolving credit facility in the amount of $200,000,000, which expires April 27, 2001. A commitment fee on the average daily amount of the available commitment is payable on a quarterly basis and apportioned among all participants based on net assets. No amounts were drawn down or outstanding for this fund under the credit facility for the six months ended June 30, 2000.

The Portfolio may use cash collateral from its securities lending transactions, described in Note 1.I. to purchase shares of an affiliated fund and may pay fees generated from those transactions to Bankers Trust.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 2000, were $55,126,037 and $162,953,766, respectively.

For federal income tax purposes, the tax basis of investments held at June 30, 2000 was $38,201,531. The aggregate gross unrealized appreciation was $7,727,654, and the aggregate gross unrealized depreciation was $2,011,445 for all investments as of June 30, 2000.

NOTE 4 -- FUTURES CONTRACTS
A summary of obligations under these financial instruments at June 30, 2000 is as follows:

                                                       MARKET      UNREALIZED
TYPE OF FUTURE    EXPIRATION   CONTRACTS   POSITION    VALUE      APPRECIATION
--------------    ----------   ---------   --------  ----------   ------------
Russell 2000      September
  Index Futures     2000            7        Long    $1,829,100      $9,451

At June 30, 2000, the Portfolio segregated securities with a value of approximately $143,451 to cover margin requirments on open future's contracts.

NOTE 5 -- LENDING OF SECURITIES
The Portfolio has the ability to lend its securities to brokers, dealers and other financial organizations. Loans of the Portfolio's securities are collateralized by cash and/or government securities that are maintained at all times in an amount equal to 102% of the current market value of the loaned securities for domestic securities.

At June 30, 2000

   Market Value         Market Value     % of Portfolio
of Loaned Securites     of Collateral        on Loan
-------------------    ---------------   --------------
     $541,980             $566,127            1.23

--------------------------------------------------------------------------------

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

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to us at:
                                    DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                                    P.O. BOX 219210
                                    KANSAS CITY, MO 64121-9210
or call our toll-free number:       1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name for the asset management activities of Deutsche Bank AG, Deutsche Fund Management, Inc., Bankers Trust Company, DB Alex. Brown LLC, Deutsche Asset Management,Inc. and Deutsche Asset Management Investment Services Limited.


Small Cap Index -- Premier Class                                CUSIP #05576L882
                                                                1713SA (06/00)

Distributed by:
ICC Distributors, Inc.